SUPPLEMENT DATED JUNE 9, 2008 TO THE

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS

DATED MAY 1, 2008

The following policies are to be inserted under the Account Policies section on page 59 immediately before the subheading “How do I obtain a complete explanation of all account privileges and policies?”. These policies are intended to make it easier for owners of joint accounts and accounts established for trusts, partnerships, corporations and other entities to effect transactions in their fund accounts and to clarify the distinction between telephone privileges with the funds and shareholder’s right to communicate instructions to his or her financial intermediary (i.e., his or her Representative).

Telephone Privileges -- General. Telephone privileges allow shareholders to place redemption and exchange orders directly with the Funds through their transfer agent.  Telephone privileges are automatically available on all First Investors fund accounts. It is your responsibility to decline telephone privileges if you do not want them.  Whether or not you have telephone privileges, you may still be able to place orders through your dealer of record in accordance with its procedures.  For example, if First Investors is the dealer of record on your account, you can call your First Investors Representative to place purchase, redemption or exchange orders and we are authorized to accept such telephone instructions from you through your Representative whether or not you have telephone privileges with the Funds.  If you do not want us to accept telephone instructions from you directl y or indirectly through your First Investors Representative, you must provide us with specific written instructions to restrict your account.  If we agree to administer your account on such a restricted basis, we will treat your account as a “restricted account” and only accept written instructions that are signed by all account owners and all required authorized persons in the case of an account opened for an entity.  You should be aware that this could significantly delay your ability to effect transactions, increase your costs, and potentially cause losses.  For your protection and ours, we require signature guarantees for certain types of transactions.  Such transactions are described in “How do I sell shares?”.  Transactions that require signature guarantees cannot be effected via telephone.  They can only be effected through written instructions signed by all owners or the required number of authorized persons with a signature guarantee for each signature from an eligible financial institution.  We reserve the right (but have no obligation) to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.

We employ the following procedures to ensure that telephone instructions received by the Funds from shareholders are genuine: (1) we record all telephone calls made to our transfer agent by shareholders and their representatives; (2) we ask for some or all of the following information to verify that the person calling is the shareholder or an authorized person for the account – the caller’s name, the account registration, the account number, address of record for the account, the last four digits of the shareholder’s social security number or taxpayer identification number, personal identification number (if one has been issued), and such other information as may be deemed necessary; and, (3) we mail a statement to the shareholder at the address of record to confirm any transaction that occurs.   We believe that these procedures are reasonable.  We (the Funds, their transfer agent, and their affiliates) are not liable for following instructions received over the phone for an account that has telephone privileges as long as we follow these verification procedures and reasonably believe that the telephone instructions are genuine.

Telephone Privileges -- Joint Accounts.  It is our policy to accept instructions, in written, oral, or other form as we may permit, from any one of the joint tenants of a joint account as long as the account has telephone privileges.  This applies to any type of joint account.  Each owner may therefore act as if he or she were the sole owner of the account without any requirement to notify the other joint owner(s).  For example, any one joint owner of a joint fund account can buy, sell or exchange shares of the fund, withdraw funds, transfer funds, arrange for account statements to be sent only to him or her or a designated third party, or change the account’s features and services.  In addition, the principle of “notice to one is notice to all” applies.  Thus, to the full extent permitted by law, we are legally considered to have fulfilled our obligations to all joint tenants if we fulfill them with respect to just one joint tenant.  For example, we may send confirmation statements to just one joint tenant owner.  We have no obligation to question the purpose or propriety of any instruction of a joint tenant owner or to let other owners know about any changes a joint tenant has made to the account (except as expressly required by law).  Therefore, each joint tenant is responsible for any actions and any losses that are caused by any other joint tenant.  Each joint tenant shall also be liable, jointly and individually, for any fees or charges that are due to us relating to the account.  If you open or maintain a joint account, you consent to this policy.

Telephone Privileges -- Accounts Established for Trusts, Partnerships, Corporations and Other Entities.  In the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept instructions, in written, oral or such other form as we may permit, from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if there are any restrictions in them on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account.  We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

TEP0608

SUPPLEMENT DATED JUNE 9, 2008 TO THE

FIRST INVESTORS INSURED TAX EXEMPT FUND PROSPECTUS

Dated May 1, 2008

The following policies are to be inserted under the Account Policies section on page 20 immediately before the subheading “How do I obtain a complete explanation of all account privileges and policies?”. These policies are intended to make it easier for owners of joint accounts and accounts established for trusts, partnerships, corporations and other entities to effect transactions in their fund accounts and to clarify the distinction between telephone privileges with the funds and shareholder’s right to communicate instructions to his or her financial intermediary (i.e., his or her Representative).

Telephone Privileges -- General. Telephone privileges allow shareholders to place redemption and exchange orders directly with the Funds through their transfer agent.  Telephone privileges are automatically available on all First Investors fund accounts. It is your responsibility to decline telephone privileges if you do not want them.  Whether or not you have telephone privileges, you may still be able to place orders through your dealer of record in accordance with its procedures.  For example, if First Investors is the dealer of record on your account, you can call your First Investors Representative to place purchase, redemption or exchange orders and we are authorized to accept such telephone instructions from you through your Representative whether or not you have telephone privileges with the Funds.  If you do not want us to accept telephone instructions from you directl y or indirectly through your First Investors Representative, you must provide us with specific written instructions to restrict your account.  If we agree to administer your account on such a restricted basis, we will treat your account as a “restricted account” and only accept written instructions that are signed by all account owners and all required authorized persons in the case of an account opened for an entity.  You should be aware that this could significantly delay your ability to effect transactions, increase your costs, and potentially cause losses.  For your protection and ours, we require signature guarantees for certain types of transactions.  Such transactions are described in “How do I sell shares?”.  Transactions that require signature guarantees cannot be effected via telephone. They can only be effected through written instructions signed by all owners or the required number of authorized persons with a signature guaranteed for each signature from an eligible financial institution.  We reserve the right (but have no obligation) to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.

We employ the following procedures to ensure that telephone instructions received by the Funds from shareholders are genuine: (1) we record all telephone calls made to our transfer agent by shareholders and their representatives; (2) we ask for some or all of the following information to verify that the person calling is the shareholder or an authorized person for the account – the caller’s name, the account registration, the account number, address of record for the account, the last four digits of the shareholder’s social security number or taxpayer identification number, personal identification number (if one has been issued), and such other information as may be deemed necessary; and, (3) we mail a statement to the shareholder at the address of record to confirm any transaction that occurs.   We believe that these procedures are reasonable.  We (the Funds, their transfer agent, and their affiliates) are not liable for following instructions received over the phone for an account that has telephone privileges as long as we follow these verification procedures and reasonably believe that the telephone instructions are genuine.

Telephone Privileges -- Joint Accounts.  It is our policy to accept instructions, in written, oral, or other form as we may permit, from any one of the joint tenants of a joint account as long as the account has telephone privileges.  This applies to any type of joint account.  Each owner may therefore act as if he or she were the sole owner of the account without any requirement to notify the other joint owner(s).  For example, any one joint owner of a joint fund account can buy, sell or exchange shares of the fund, withdraw funds, transfer funds, arrange for account statements to be sent only to him or her or a designated third party, or change the account’s features and services.  In addition, the principle of “notice to one is notice to all” applies.  Thus, to the full extent permitted by law, we are legally considered to have fulfilled our obligations to all joint tenants if we fulfill them with respect to just one joint tenant.  For example, we may send confirmation statements to just one joint tenant owner.  We have no obligation to question the purpose or propriety of any instruction of a joint tenant owner or to let other owners know about any changes a joint tenant has made to the account (except as expressly required by law).  Therefore, each joint tenant is responsible for any actions and any losses that are caused by any other joint tenant.  Each joint tenant shall also be liable, jointly and individually, for any fees or charges that are due to us relating to the account.  If you open or maintain a joint account, you consent to this policy.

Telephone Privileges -- Accounts Established for Trusts, Partnerships, Corporations and Other Entities.  In the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept instructions, in written, oral or such other form as we may permit, from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if there are any restrictions in them on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account.  We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

TE10608

SUPPLEMENT DATED JUNE 9, 2008 TO THE

FIRST INVESTORS INSURED TAX EXEMPT FUND II PROSPECTUS

Dated May 1, 2008

The following policies are to be inserted under the Account Policies section on page 20 immediately before the subheading “How do I obtain a complete explanation of all account privileges and policies?”. These policies are intended to make it easier for owners of joint accounts and accounts established for trusts, partnerships, corporations and other entities to effect transactions in their fund accounts and to clarify the distinction between telephone privileges with the funds and shareholder’s right to communicate instructions to his or her financial intermediary (i.e., his or her Representative).

Telephone Privileges -- General. Telephone privileges allow shareholders to place redemption and exchange orders directly with the Funds through their transfer agent.  Telephone privileges are automatically available on all First Investors fund accounts. It is your responsibility to decline telephone privileges if you do not want them.  Whether or not you have telephone privileges, you may still be able to place orders through your dealer of record in accordance with its procedures.  For example, if First Investors is the dealer of record on your account, you can call your First Investors Representative to place purchase, redemption or exchange orders and we are authorized to accept such telephone instructions from you through your Representative whether or not you have telephone privileges with the Funds.  If you do not want us to accept telephone instructions from you directl y or indirectly through your First Investors Representative, you must provide us with specific written instructions to restrict your account.  If we agree to administer your account on such a restricted basis, we will treat your account as a “restricted account” and only accept written instructions that are signed by all account owners and all required authorized persons in the case of an account opened for an entity.  You should be aware that this could significantly delay your ability to effect transactions, increase your costs, and potentially cause losses.  For your protection and ours, we require signature guarantees for certain types of transactions.  Such transactions are described in “How do I sell shares?”.  Transactions that require signature guarantees cannot be effected via telephone.  They can only be effected through written instructions signed by all owners or the required number of authorized persons with a signature guarantee for each signature from an eligible financial institution.  We reserve the right (but have no obligation) to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.

We employ the following procedures to ensure that telephone instructions received by the Funds from shareholders are genuine: (1) we record all telephone calls made to our transfer agent by shareholders and their representatives; (2) we ask for some or all of the following information to verify that the person calling is the shareholder or an authorized person for the account – the caller’s name, the account registration, the account number, address of record for the account, the last four digits of the shareholder’s social security number or taxpayer identification number, personal identification number (if one has been issued), and such other information as may be deemed necessary; and, (3) we mail a statement to the shareholder at the address of record to confirm any transaction that occurs.   We believe that these procedures are reasonable.  We (the Funds, their transfer agent, and their affiliates) are not liable for following instructions received over the phone for an account that has telephone privileges as long as we follow these verification procedures and reasonably believe that the telephone instructions are genuine.

Telephone Privileges -- Joint Accounts.  It is our policy to accept instructions, in written, oral, or other form as we may permit, from any one of the joint tenants of a joint account as long as the account has telephone privileges.  This applies to any type of joint account.  Each owner may therefore act as if he or she were the sole owner of the account without any requirement to notify the other joint owner(s).  For example, any one joint owner of a joint fund account can buy, sell or exchange shares of the fund, withdraw funds, transfer funds, arrange for account statements to be sent only to him or her or a designated third party, or change the account’s features and services.  In addition, the principle of “notice to one is notice to all” applies.  Thus, to the full extent permitted by law, we are legally considered to have fulfilled our obligations to all joint tenants if we fulfill them with respect to just one joint tenant.  For example, we may send confirmation statements to just one joint tenant owner.  We have no obligation to question the purpose or propriety of any instruction of a joint tenant owner or to let other owners know about any changes a joint tenant has made to the account (except as expressly required by law).  Therefore, each joint tenant is responsible for any actions and any losses that are caused by any other joint tenant.  Each joint tenant shall also be liable, jointly and individually, for any fees or charges that are due to us relating to the account.  If you open or maintain a joint account, you consent to this policy.

Telephone Privileges -- Accounts Established for Trusts, Partnerships, Corporations and Other Entities.  In the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept instructions, in written, oral or such other form as we may permit, from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if there are any restrictions in them on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account.  We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

TE20608

SUPPLEMENT DATED JUNE 9, 2008 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

Connecticut Fund

Massachusetts Fund

New Jersey Fund

New York Fund

Dated May 1, 2008

The following policies are to be inserted under the Account Policies section on page 24 immediately before the subheading “How do I obtain a complete explanation of all account privileges and policies?”. These policies are intended to make it easier for owners of joint accounts and accounts established for trusts, partnerships, corporations and other entities to effect transactions in their fund accounts and to clarify the distinction between telephone privileges with the funds and shareholder’s right to communicate instructions to his or her financial intermediary (i.e., his or her Representative).

Telephone Privileges -- General. Telephone privileges allow shareholders to place redemption and exchange orders directly with the Funds through their transfer agent.  Telephone privileges are automatically available on all First Investors fund accounts. It is your responsibility to decline telephone privileges if you do not want them.  Whether or not you have telephone privileges, you may still be able to place orders through your dealer of record in accordance with its procedures.  For example, if First Investors is the dealer of record on your account, you can call your First Investors Representative to place purchase, redemption or exchange orders and we are authorized to accept such telephone instructions from you through your Representative whether or not you have telephone privileges with the Funds.  If you do not want us to accept telephone instructions from you directl y or indirectly through your First Investors Representative, you must provide us with specific written instructions to restrict your account.  If we agree to administer your account on such a restricted basis, we will treat your account as a “restricted account” and only accept written instructions that are signed by all account owners and all required authorized persons in the case of an account opened for an entity.  You should be aware that this could significantly delay your ability to effect transactions, increase your costs, and potentially cause losses.  For your protection and ours, we require signature guarantees for certain types of transactions.  Such transactions are described in “How do I sell shares?”.  Transactions that require signature guarantees cannot be effected via telephone.  They can only be effected through written instructions signed by all owners or the required number of authorized persons with a signature guarantee for each signature from an eligible financial institution.  We reserve the right (but have no obligation) to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.

We employ the following procedures to ensure that telephone instructions received by the Funds from shareholders are genuine: (1) we record all telephone calls made to our transfer agent by shareholders and their representatives; (2) we ask for some or all of the following information to verify that the person calling is the shareholder or an authorized person for the account – the caller’s name, the account registration, the account number, address of record for the account, the last four digits of the shareholder’s social security number or taxpayer identification number, personal identification number (if one has been issued), and such other information as may be deemed necessary; and, (3) we mail a statement to the shareholder at the address of record to confirm any transaction that occurs.   We believe that these procedures are reasonable.  We (the Funds, their transfer agent, and their affiliates) are not liable for following instructions received over the phone for an account that has telephone privileges as long as we follow these verification procedures and reasonably believe that the telephone instructions are genuine.

Telephone Privileges -- Joint Accounts.  It is our policy to accept instructions, in written, oral, or other form as we may permit, from any one of the joint tenants of a joint account as long as the account has telephone privileges.  This applies to any type of joint account.  Each owner may therefore act as if he or she were the sole owner of the account without any requirement to notify the other joint owner(s).  For example, any one joint owner of a joint fund account can buy, sell or exchange shares of the fund, withdraw funds, transfer funds, arrange for account statements to be sent only to him or her or a designated third party, or change the account’s features and services.  In addition, the principle of “notice to one is notice to all” applies.  Thus, to the full extent permitted by law, we are legally considered to have fulfilled our obligations to all joint tenants if we fulfill them with respect to just one joint tenant.  For example, we may send confirmation statements to just one joint tenant owner.  We have no obligation to question the purpose or propriety of any instruction of a joint tenant owner or to let other owners know about any changes a joint tenant has made to the account (except as expressly required by law).  Therefore, each joint tenant is responsible for any actions and any losses that are caused by any other joint tenant.  Each joint tenant shall also be liable, jointly and individually, for any fees or charges that are due to us relating to the account.  If you open or maintain a joint account, you consent to this policy.

Telephone Privileges -- Accounts Established for Trusts, Partnerships, Corporations and Other Entities.  In the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept instructions, in written, oral or such other form as we may permit, from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if there are any restrictions in them on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account.  We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

CT0608

SUPPLEMENT DATED JUNE 9, 2008 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

Georgia Fund

Maryland Fund

North Carolina Fund

Virginia Fund

Dated May 1, 2008

The following policies are to be inserted under the Account Policies section on page 24 immediately before the subheading “How do I obtain a complete explanation of all account privileges and policies?”. These policies are intended to make it easier for owners of joint accounts and accounts established for trusts, partnerships, corporations and other entities to effect transactions in their fund accounts and to clarify the distinction between telephone privileges with the funds and shareholder’s right to communicate instructions to his or her financial intermediary (i.e., his or her Representative).

Telephone Privileges -- General. Telephone privileges allow shareholders to place redemption and exchange orders directly with the Funds through their transfer agent.  Telephone privileges are automatically available on all First Investors fund accounts. It is your responsibility to decline telephone privileges if you do not want them.  Whether or not you have telephone privileges, you may still be able to place orders through your dealer of record in accordance with its procedures.  For example, if First Investors is the dealer of record on your account, you can call your First Investors Representative to place purchase, redemption or exchange orders and we are authorized to accept such telephone instructions from you through your Representative whether or not you have telephone privileges with the Funds.  If you do not want us to accept telephone instructions from you directl y or indirectly through your First Investors Representative, you must provide us with specific written instructions to restrict your account.  If we agree to administer your account on such a restricted basis, we will treat your account as a “restricted account” and only accept written instructions that are signed by all account owners and all required authorized persons in the case of an account opened for an entity.  You should be aware that this could significantly delay your ability to effect transactions, increase your costs, and potentially cause losses.  For your protection and ours, we require signature guarantees for certain types of transactions.  Such transactions are described in “How do I sell shares?”.  Transactions that require signature guarantees cannot be effected via telephone.  They can only be effected through written instructions signed by all owners or the required number of authorized persons with a signature guarantee for each signature from an eligible financial institution.  We reserve the right (but have no obligation) to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.

We employ the following procedures to ensure that telephone instructions received by the Funds from shareholders are genuine: (1) we record all telephone calls made to our transfer agent by shareholders and their representatives; (2) we ask for some or all of the following information to verify that the person calling is the shareholder or an authorized person for the account – the caller’s name, the account registration, the account number, address of record for the account, the last four digits of the shareholder’s social security number or taxpayer identification number, personal identification number (if one has been issued), and such other information as may be deemed necessary; and, (3) we mail a statement to the shareholder at the address of record to confirm any transaction that occurs.   We believe that these procedures are reasonable.  We (the Funds, their transfer agent, and their affiliates) are not liable for following instructions received over the phone for an account that has telephone privileges as long as we follow these verification procedures and reasonably believe that the telephone instructions are genuine.

Telephone Privileges -- Joint Accounts.  It is our policy to accept instructions, in written, oral, or other form as we may permit, from any one of the joint tenants of a joint account as long as the account has telephone privileges.  This applies to any type of joint account.  Each owner may therefore act as if he or she were the sole owner of the account without any requirement to notify the other joint owner(s).  For example, any one joint owner of a joint fund account can buy, sell or exchange shares of the fund, withdraw funds, transfer funds, arrange for account statements to be sent only to him or her or a designated third party, or change the account’s features and services.  In addition, the principle of “notice to one is notice to all” applies.  Thus, to the full extent permitted by law, we are legally considered to have fulfilled our obligations to all joint tenants if we fulfill them with respect to just one joint tenant.  For example, we may send confirmation statements to just one joint tenant owner.  We have no obligation to question the purpose or propriety of any instruction of a joint tenant owner or to let other owners know about any changes a joint tenant has made to the account (except as expressly required by law).  Therefore, each joint tenant is responsible for any actions and any losses that are caused by any other joint tenant.  Each joint tenant shall also be liable, jointly and individually, for any fees or charges that are due to us relating to the account.  If you open or maintain a joint account, you consent to this policy.

Telephone Privileges -- Accounts Established for Trusts, Partnerships, Corporations and Other Entities.  In the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept instructions, in written, oral or such other form as we may permit, from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if there are any restrictions in them on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account.  We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

GA0608

SUPPLEMENT DATED JUNE 9, 2008 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

Michigan Fund

Minnesota Fund

Missouri Fund

Ohio Fund

Pennsylvania Fund

Dated May 1, 2008

The following policies are to be inserted under the Account Policies section on page 25 immediately before the subheading “How do I obtain a complete explanation of all account privileges and policies?”. These policies are intended to make it easier for owners of joint accounts and accounts established for trusts, partnerships, corporations and other entities to effect transactions in their fund accounts and to clarify the distinction between telephone privileges with the funds and shareholder’s right to communicate instructions to his or her financial intermediary (i.e., his or her Representative).

Telephone Privileges -- General. Telephone privileges allow shareholders to place redemption and exchange orders directly with the Funds through their transfer agent.  Telephone privileges are automatically available on all First Investors fund accounts. It is your responsibility to decline telephone privileges if you do not want them.  Whether or not you have telephone privileges, you may still be able to place orders through your dealer of record in accordance with its procedures.  For example, if First Investors is the dealer of record on your account, you can call your First Investors Representative to place purchase, redemption or exchange orders and we are authorized to accept such telephone instructions from you through your Representative whether or not you have telephone privileges with the Funds.  If you do not want us to accept telephone instructions from you directl y or indirectly through your First Investors Representative, you must provide us with specific written instructions to restrict your account.  If we agree to administer your account on such a restricted basis, we will treat your account as a “restricted account” and only accept written instructions that are signed by all account owners and all required authorized persons in the case of an account opened for an entity.  You should be aware that this could significantly delay your ability to effect transactions, increase your costs, and potentially cause losses.  For your protection and ours, we require signature guarantees for certain types of transactions.  Such transactions are described in “How do I sell shares?”.  Transactions that require signature guarantees cannot be effected via telephone.  They can only be effected through written instructions signed by all owners or the required number of authorized persons with a signature guarantee for each signature from an eligible financial institution.  We reserve the right (but have no obligation) to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.

We employ the following procedures to ensure that telephone instructions received by the Funds from shareholders are genuine: (1) we record all telephone calls made to our transfer agent by shareholders and their representatives; (2) we ask for some or all of the following information to verify that the person calling is the shareholder or an authorized person for the account – the caller’s name, the account registration, the account number, address of record for the account, the last four digits of the shareholder’s social security number or taxpayer identification number, personal identification number (if one has been issued), and such other information as may be deemed necessary; and, (3) we mail a statement to the shareholder at the address of record to confirm any transaction that occurs.   We believe that these procedures are reasonable.  We (the Funds, their transfer agent, and their affiliates) are not liable for following instructions received over the phone for an account that has telephone privileges as long as we follow these verification procedures and reasonably believe that the telephone instructions are genuine.

Telephone Privileges -- Joint Accounts.  It is our policy to accept instructions, in written, oral, or other form as we may permit, from any one of the joint tenants of a joint account as long as the account has telephone privileges.  This applies to any type of joint account.  Each owner may therefore act as if he or she were the sole owner of the account without any requirement to notify the other joint owner(s).  For example, any one joint owner of a joint fund account can buy, sell or exchange shares of the fund, withdraw funds, transfer funds, arrange for account statements to be sent only to him or her or a designated third party, or change the account’s features and services.  In addition, the principle of “notice to one is notice to all” applies.  Thus, to the full extent permitted by law, we are legally considered to have fulfilled our obligations to all joint tenants if we fulfill them with respect to just one joint tenant.  For example, we may send confirmation statements to just one joint tenant owner.  We have no obligation to question the purpose or propriety of any instruction of a joint tenant owner or to let other owners know about any changes a joint tenant has made to the account (except as expressly required by law).  Therefore, each joint tenant is responsible for any actions and any losses that are caused by any other joint tenant.  Each joint tenant shall also be liable, jointly and individually, for any fees or charges that are due to us relating to the account.  If you open or maintain a joint account, you consent to this policy.

Telephone Privileges -- Accounts Established for Trusts, Partnerships, Corporations and Other Entities.  In the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept instructions, in written, oral or such other form as we may permit, from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if there are any restrictions in them on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account.  We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

MI0608

SUPPLEMENT DATED JUNE 9, 2008 TO THE

FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUND PROSPECTUS

Arizona Fund

California Fund

Colorado Fund

Oregon Fund

Dated May 1, 2008

The following policies are to be inserted under the Account Policies section on page 24 immediately before the subheading “How do I obtain a complete explanation of all account privileges and policies?”. These policies are intended to make it easier for owners of joint accounts and accounts established for trusts, partnerships, corporations and other entities to effect transactions in their fund accounts and to clarify the distinction between telephone privileges with the funds and shareholder’s right to communicate instructions to his or her financial intermediary (i.e., his or her Representative).

Telephone Privileges -- General. Telephone privileges allow shareholders to place redemption and exchange orders directly with the Funds through their transfer agent.  Telephone privileges are automatically available on all First Investors fund accounts. It is your responsibility to decline telephone privileges if you do not want them.  Whether or not you have telephone privileges, you may still be able to place orders through your dealer of record in accordance with its procedures.  For example, if First Investors is the dealer of record on your account, you can call your First Investors Representative to place purchase, redemption or exchange orders and we are authorized to accept such telephone instructions from you through your Representative whether or not you have telephone privileges with the Funds.  If you do not want us to accept telephone instructions from you directl y or indirectly through your First Investors Representative, you must provide us with specific written instructions to restrict your account.  If we agree to administer your account on such a restricted basis, we will treat your account as a “restricted account” and only accept written instructions that are signed by all account owners and all required authorized persons in the case of an account opened for an entity.  You should be aware that this could significantly delay your ability to effect transactions, increase your costs, and potentially cause losses.  For your protection and ours, we require signature guarantees for certain types of transactions.  Such transactions are described in “How do I sell shares?”.  Transactions that require signature guarantees cannot be effected via telephone.  They can only be effected through written instructions signed by all owners or the required number of authorized persons with a signature guarantee for each signatur e from an eligible financial institution.  We reserve the right (but have no obligation) to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.

We employ the following procedures to ensure that telephone instructions received by the Funds from shareholders are genuine: (1) we record all telephone calls made to our transfer agent by shareholders and their representatives; (2) we ask for some or all of the following information to verify that the person calling is the shareholder or an authorized person for the account – the caller’s name, the account registration, the account number, address of record for the account, the last four digits of the shareholder’s social security number or taxpayer identification number, personal identification number (if one has been issued), and such other information as may be deemed necessary; and, (3) we mail a statement to the shareholder at the address of record to confirm any transaction that occurs.   We believe that these procedures are reasonable.  We (the Funds, their transfer agent, and their affiliates) are not liable for following instructions received over the phone for an account that has telephone privileges as long as we follow these verification procedures and reasonably believe that the telephone instructions are genuine.

Telephone Privileges -- Joint Accounts.  It is our policy to accept instructions, in written, oral, or other form as we may permit, from any one of the joint tenants of a joint account as long as the account has telephone privileges.  This applies to any type of joint account.  Each owner may therefore act as if he or she were the sole owner of the account without any requirement to notify the other joint owner(s).  For example, any one joint owner of a joint fund account can buy, sell or exchange shares of the fund, withdraw funds, transfer funds, arrange for account statements to be sent only to him or her or a designated third party, or change the account’s features and services.  In addition, the principle of “notice to one is notice to all” applies.  Thus, to the full extent permitted by law, we are legally considered to have fulfilled our obligations to all joint tenants if we fulfill them with respect to just one joint tenant.  For example, we may send confirmation statements to just one joint tenant owner.  We have no obligation to question the purpose or propriety of any instruction of a joint tenant owner or to let other owners know about any changes a joint tenant has made to the account (except as expressly required by law).  Therefore, each joint tenant is responsible for any actions and any losses that are caused by any other joint tenant.  Each joint tenant shall also be liable, jointly and individually, for any fees or charges that are due to us relating to the account.  If you open or maintain a joint account, you consent to this policy.

Telephone Privileges -- Accounts Established for Trusts, Partnerships, Corporations and Other Entities.  In the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept instructions, in written, oral or such other form as we may permit, from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if there are any restrictions in them on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account.  We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

AZ0608

SHAREHOLDER MANUAL

A Guide to Your First Investors Mutual Fund Account

as of June 9, 2008

INTRODUCTION

First Investors offers a wide variety of mutual funds to meet your financial needs.  New client accounts must be established through your registered representative.  While your registered representative is available to service your account on an ongoing basis, once you have established an account, you can contact us at 1 (800) 423-4026 directly for account services.

This easy-to-follow guide tells you how to contact us and explains our policies and procedures.  The policies and procedures referenced in this manual may be changed by amendment to this manual at any time without prior notice.  You may obtain the latest version of this manual on our web site (www.firstinvestors.com).

If you purchase First Investors Funds through an omnibus account or qualified group retirement plan, in most cases, you must process purchases and redemptions through your broker-dealer or plan trustee.  We cannot take instructions directly from you.  An “Omnibus Account” is an account registered in the name of a financial intermediary, such as a broker-dealer, bank, investment advisor, a 401(k) or similar retirement plan.  Such an account may not identify to us the identities of its underlying customers or participants.  If your account is established through Fund/SERV or Networking, you must contact your broker-dealer to determine which privileges are available to you.

This manual must be preceded or accompanied by a First Investors mutual fund prospectus.  For more complete information on any First Investors mutual fund, including charges and expenses, refer to the prospectus.  Read the prospectus carefully before you invest or send money.

The policies and procedures referenced in this Shareholder Manual refer specifically to privileges available to you with the First Investors Family of Mutual Funds.  You may be entitled to different privileges through your broker-dealer; your broker-dealer may be entitled to different privileges through us as well.  Please contact your broker-dealer directly to learn about privileges you may have through them.

TABLE OF CONTENTS

Who We Are

  1

When We Are Open For Business

  1

How To Contact Us

  1

How Fund Shares Are Priced

  1

How To Open An Account

•

General Customer Identification Requirements

  1

•

Specific Account Requirements

  2

Non-Retirement Accounts

  3

Retirement Accounts

  5

How To Buy Shares

•

Placing Your Purchase Order

  6

•

Paying For Your Order

  7

By Check

  8

By Money Line

  8

By Automatic Payroll Investment

  9

By Federal Funds Wire Transfer

  9

By Systematic Investments From Your Money Market Fund

10

By Systematic Withdrawal Plan Payment Investments

10

By Investments Through Certain Retirement Plans

10

•

Choosing Between Share Classes

10

Class A Shares

12

Discounts Available through Rights of Accumulation

12

Discounts Available through Letters of Intent

12

Other ROA & LOI Conditions

13

Class A Sales Charge Waivers

14

Special Class A Sales Charge Discounts

15

Class B Shares

16

Computation of Contingent Deferred Sales Charges

16

Waivers of Contingent Deferred Sales Charges

16

Conversion to Class A Shares

17

•

Minimum Initial Investment Requirements

17

•

Additional Investments

18

How To Sell Shares

•

Redemptions From Class A Money Market Accounts

18

•

Written Redemptions

18

•

Telephone Redemptions

19

•

Electronic Funds Transfer Redemptions

20

•

Systematic Withdrawals

20

•

Expedited Wire Redemptions

21

•

Money Market Draft Check Redemptions

21

•

Redemptions-In-Kind

22

How To Use Our Free Exchange Privilege

•

Exchanges from a FI Money Market Fund

23

•

Systematic Exchanges

23

•

Other Exchange Conditions

23

•

Telephone Exchanges

24

•

Written Exchanges

25

What Are The Funds’ Policies on Frequent Trading

26

When Signature Guarantees Are Required

26

Statements & Reports

•

Transaction Confirmation Statements

27

•

Master Account Statements

28

•

Prospectuses

28

•

Annual and Semi-Annual Reports

28

•

Householding Policy

28

Dividends & Distributions

29

Taxes & Forms

30

Other Policies & Services

•

Telephone Exchange and Redemption Privileges

31

General

31

Joint Accounts

31

Trust, Partnerships, Corporations & Other Entities

32

•

Share Certificates

32

•

Name Changes

32

•

Transferring Ownership Of Shares

32

•

Missing Or Incorrect TINs And Returned Mail

33

•

Your Privacy

34

•

Transfer on Death Guidelines

34

•

Our Training and Compensation Policies

36

Contact Information

•

Our Shareholder Services Department

37

•

E-Mail

38

•

Web Access

38

Who We Are

The First Investors Funds are a family of mutual funds (“FI Funds” or “Funds”).  The Funds are distributed through our affiliated broker-dealer, First Investors Corporation (“FIC”).  You may also purchase shares through any non-affiliated broker-dealer that has a selling agreement with FIC.

When We Are Open For Business

We are open for business every day the New York Stock Exchange (“NYSE”) is open for regular trading (“Business Days”).  The NYSE is closed on most national holidays and Good Friday.

How To Contact Us

You may call or write us at the telephone numbers or addresses set forth in “Contact Information.”

As discussed in that section of this manual, we also accept e-mail communications for limited purposes and make information available to you via our web site.  We do not accept purchase, redemption, exchange or other account instructions via e-mail.

How Fund Shares Are Priced

Each FI Fund prices its shares each Business Day.  The share price is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).  In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

The Fund prices are generally listed later in the evening on the First Investors web site (www.firstinvestors.com). The prices for our larger Funds are also reported the next day in many newspapers.

In pricing its shares, each Fund, other than our money market fund, calculates the net asset value (“NAV”) of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class.

Our money market fund attempts to maintain a stable $1.00 per share for each share class by valuing its assets using the amortized cost method.  The NAV of this Fund could nevertheless decline below $1.00 per share.

The price that you will pay for a share is the NAV plus any applicable front-end sales charge (the “public offering price”).  The price you receive if you redeem or exchange your shares is the NAV less any applicable contingent deferred sales charge (“CDSC”).

The processing and price date for a purchase, redemption or exchange depends upon how your order is placed (see “How To Buy Shares,” “How To Sell Shares” and “How To Use Our Free Exchange Privilege”).

Special pricing procedures are employed during emergencies.  For a description of these procedures, you can request, free of charge, a copy of a Statement of Additional Information.

How To Open An Account

■

General Customer Identification Requirements

The USA PATRIOT Act requires mutual funds, broker-dealers, and other financial institutions to obtain, verify and record information that identifies each customer who opens a new account.  To comply with these requirements, we must obtain certain information about a new customer before we can open a new account for the customer, including the customer’s name, residential street address, date of birth (in the case of a natural person), social security or taxpayer identification number (“TIN”), and citizenship status.

Additional information may be required in certain circumstances.

The starting point in the process is the completing of an account application.  If you are opening an account through FIC, you must first complete and sign a Master Account Agreement (“MAA”) unless your account is part of a qualified group retirement plan.  Your registered representative will assist you in completing the MAA, explain our product line and services, and help you select the right investments.  If you do not list a broker on your MAA, FIC will act as your agent.  We recommend that you discuss your investment with a registered representative before investing to ensure that your fund selection is consistent with your financial goals and objectives and tolerance for risk.

If you are opening a FI Fund account through a broker-dealer other than FIC, you will generally be required to complete an application for non-affiliated broker-dealers unless your account is established through Fund/SERV or Networking.  If your account is being established through Fund/SERV or Networking, you may need to complete an application for non-affiliated broker-dealers and other documents for certain privileges; you must contact your broker-dealer to determine which privileges are available to you. Broker-dealers that process transactions through Fund/SERV or Networking are responsible for obtaining your permission to process transactions and for ensuring that the transactions are processed properly.

Broker-dealers may charge their customers a processing or service fee in connection with the purchase and/or redemption of fund shares.  Such a fee is in addition to the fees and charges imposed by the Funds that are discussed in this manual.  The amount and applicability of such a fee is determined and disclosed to customers by each individual broker-dealer. Processing or service fees typically are fixed dollar amounts and are in addition to the sales and other charges described in the prospectus and the Statement of Additional Information. Your broker-dealer will provide you with specific information about any processing or service fees you will be charged.

As described more fully below, to satisfy the requirements of the law, we may also ask for a document that identifies the customer, such as a U.S. driver’s license, passport, or state or federal government photo identification card. In the case of a customer that is an entity, we may also ask for a document that identifies the customer, such as articles of incorporation, state issued charter, excerpts from a partnership agreement or trust document, as well as information concerning the person or persons who have authority over the account.

Once we have received your application and such other information as is required, we will attempt to verify your identity using a consumer reporting agency or documentary evidence.  If we are unable to verify your identity to our satisfaction, within a maximum of sixty (60) days of opening your account, we will restrict most types of investments in your account.  We reserve the right to liquidate your account at the current net asset value within a maximum of ninety (90) days of its verification if we have not been able to verify your identity.  For accounts established in the name of a Trust, we require the name, residential street address, date of birth, social security number, citizenship status and any supporting identification documents of each authorized trustee.  We will attempt to verify each trustee before establishing an account in the name of a Trust.  I n the event we are unable to verify the identity of each trustee to our satisfaction, we will not open the trust account and any investment amount will not be invested.

The foregoing customer information and verification procedures are not applicable to accounts that are opened through omnibus accounts, certain other accounts as permitted by law or shareholders of the FI Funds who held accounts as of October 1, 2003, provided that we have the account holders’ correct names, addresses, social security numbers and birth dates. If existing shareholders have not provided us with all necessary information, we may require additional information from them before we will open new fund accounts for them directly or indirectly through an exchange.

We will not require you to provide the foregoing customer information or attempt to verify your identity if your broker-dealer is opening a FI Fund account on your behalf through Fund/SERV or Networking.  In such case, it is your broker-dealer’s responsibility to verify your identity.  However, you may be required to provide us with certain information and complete certain forms before you can execute transactions directly through us (rather than through your broker-dealer) or obtain certain privileges.

■

Specific Account Requirements

Listed below are the account opening requirements for our most common types of accounts.  After you determine the type of account you want to open and the FI Fund(s) you want to purchase, deliver your completed customer application, supporting documentation and your check, made payable to FIC, the Fund, or your broker-dealer.  Upon receipt of your properly completed paperwork, a “Customer Account” will be opened for you.  The term “Customer Account” refers to all fund accounts owned by the same customer.  An individual and a joint account represent two different customers. Therefore, a customer who owns both individually and jointly registered accounts, will be assigned two “Customer Accounts.”

A.  Non-Retirement Accounts

We offer a variety of “non-retirement” accounts, which is the term used to describe all accounts other than retirement accounts.

Individual Accounts.  Individual accounts may be opened by any adult individual who resides in the U.S.  You must certify that you are a legal resident of the U.S. on the MAA or an application for non-affiliated broker-dealers and provide us with your name, residential street address in the U.S. (Army or Fleet Post Office number are acceptable), taxpayer identification number, date of birth, citizenship status, and other such information as may be required by law.  If you are not a U.S. citizen, you must also disclose your country of origin and provide an unexpired photocopy of a green card or an identification card, with a photograph, issued by the U.S. government or a Federal or state agency.

Joint Accounts.  Joint accounts may be opened by two or more adult individuals who reside in the U.S. Each joint tenant must provide the same information that is required for opening an individual account and each joint tenant’s personal information must be verified as required by the USA PATRIOT Act.

Joint ownership may take several forms, e.g., joint tenants with rights of survivorship, tenants in common, etc. You are responsible for verifying that the type of joint registration you select is valid in your state of residence.

It is our policy to accept instructions, in written, oral, or other form as we may permit, from any one of the joint tenants of a joint account as long as the account has telephone privileges. This applies to any type of joint account. Each owner may therefore act as if he or she were the sole owner of the account without any requirement to notify the other joint owner(s). For example, any one joint owner of a joint fund account can buy, sell or exchange shares of the fund, withdraw funds, transfer funds, arrange for account statements to be sent only to him or her or a designated third party, or change the account’s features and services. In addition, the principle of “notice to one is notice to all” applies. Thus, to the full extent permitted by law, we are legally considered to have fulfilled our obligations to all joint tenants if we fulfill them with respect to just one joint tenant. For example, we may send confirmation statements to just one joint tenant owner. We have no obligation to question the purpose or propriety of any instruction of a joint tenant owner or to let other owners know about any changes a joint tenant has made to the account (except as required by law). Therefore, each joint tenant is responsible for any actions and any losses that are caused by any other joint tenant. Each joint tenant shall be liable, jointly and individually, for any fees or charges that are due to us relating to the account.

If you decline telephone privileges, we will require that all redemption and exchange instructions from you be in writing and signed by each joint tenant. However, you will still be able to place orders through your dealer of record in accordance with its procedures. If you do not want us to accept telephone instructions from you directly or indirectly through your First Investors representative, you must provide us with specific written instructions to restrict your account. See “Telephone Exchange and Redemption Privileges” for more information.

It is your obligation to specify the type of joint account that you want to establish and to verify that it is valid in your state. The laws governing joint or community property vary by state of residence. You may want to consult a lawyer about your registration choice.  For joint tenants with rights of survivorship and tenants by the entirety, on the death of an account owner the entire interest in the account generally goes to the surviving account owner(s). For tenants in common, a deceased account owner’s interest generally goes to the account owner’s estate. Tenants in common are responsible for maintaining records of the percentages of their ownership in the account.  Irrespective of the type of joint account that you select, each joint tenant is responsible for notifying us immediately of the death of any other joint tenant.  You agree that we are not liabl e for any transactions, payments, or distributions that we process prior to our receipt of such notice (as long as any one joint tenant has authorized the transaction).  When we are notified of the death of a tenant in common, we may require that any subsequent transaction in the account be approved by his or her legal representative.

We reserve the right to change our requirements for processing transactions for joint accounts without prior notice.

Transfer on Death (TOD) Accounts.  TOD accounts are available on all FI Fund accounts in all states (unless held in an omnibus account).  TOD accounts allow individual and joint tenants with rights of survivorship account owners to name one or more beneficiaries.  The ownership of the account passes to the named beneficiary(ies) in the event of the death of all account owners.  To establish a TOD account, you must furnish the same information that is required to open an ordinary individual or joint account and also complete a First Investors TOD Registration Request Form or Non-Retirement Account TOD Beneficiary Designation.  See “Transfer on Death Guidelines”.

Education Savings Accounts (ESAs).  ESAs may be opened for a beneficiary by his (her) parent or guardian who resides in the U.S.  These accounts allow you to accumulate assets on a tax-deferred basis to help satisfy qualified educational expenses for a Designated Beneficiary (generally, a minor child).  To establish an ESA, the Responsible Individual (the parent or legal guardian) must complete an Application.  If someone other than the Responsible Individual is making the initial contribution, he or she must sign the ESA Application as the Depositor.  The Responsible Individual is considered the customer and must furnish the same information, as he or she would provide for an individual account.  Certain information must also be provided for the Depositor as well as the Designated Beneficiary.

There is an annual custodial fee of $15 for each ESA account, irrespective of the number of Funds that are held in the account.  The Funds currently pay this fee. The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.

Gifts and Transfers to Minors Accounts. These accounts may be opened for minors established under the applicable state’s Uniform Gifts/Transfers to Minors Act.  They are registered under the minor’s social security number.  We require the name, address, date of birth, citizenship and TIN of both the minor and the custodian on the MAA or an application for non-affiliated broker-dealers.  For accounts opened under a Uniform Gifts to Minors Act (UGMA) or a Uniform Transfer to Minors Act (UTMA), you agree that all assets belong to the minor and that you will only use them for the minor’s benefit – even after the assets have been removed from the account.  We have no obligation to monitor your instructions concerning the account or how you use the assets held in the account.  In addition, you consent to re-registering the account in the name o f the minor once the minor reaches the age at which custodianship ends.

Conservatorship/Guardianship Accounts.  These accounts may only be opened by legal representatives.  To establish a conservatorship or guardianship account, you must complete an MAA or an application for non-affiliated broker-dealers and provide the name, address, date of birth, citizenship status, and TIN of both the minor (ward) and the conservator (guardian).  In addition, you must also furnish a certified copy of the court document appointing you as the conservator/guardian. A First Investors Agent’s Certification Form may also be required.

Estate Accounts.  Estate accounts may be opened by completing an MAA or an application for non-affiliated broker-dealers and providing the name, address, citizenship status, date of birth and TIN of the executor (administrator), the name of the decedent and TIN of the estate.  You must also provide an original or certified copy of the death certificate and a certified copy of Letters Testamentary/Administration. A First Investors Agent’s Certification Form may also be required.

Entities.

Corporate Accounts may be opened for corporations that are organized in the U.S. The entity’s name, U.S. business address, and TIN must be provided on the MAA or an application for non-affiliated broker-dealers. If we cannot verify the identity of the entity using non-documentary methods, we will require documentary proof of the existence and identity of the entity, such as a certified copy of the company’s articles of incorporation signed by the secretary of the corporation, a certificate of incorporation or good standing issued by the secretary of the state, a government-issued business license, or a bank reference by a U.S. bank on the bank’s letterhead. To avoid the risk that we may not be able to verify the identity of an entity by non-documentary means, we recommend that you furnish documentary proof of the entity’s existence when you apply to open the account.  A First Investors Certificate of Authority (“COA”) may also be required to identify the individuals who have authority to effect transactions in the account.

Partnership Accounts may be opened for partnerships that are organized in the U.S. You must provide the name of the partnership, U.S. business address, and TIN on a completed MAA or an application for non-affiliated broker-dealers along with the pages of the partnership agreement which show the names of all partners or authorized persons who have authority to act for and on behalf of the partnership. A completed COA to identify the persons who have authority to effect transactions in the account may also be required.

Trust Accounts may be opened for trusts that are formed in the U.S.  You must provide the name of the trust, its address, and TIN as well as the name, residential street address, date of birth, social security number and citizenship status for each trustee on a completed MAA or an application for non-affiliated broker-dealers, along with a copy of the pages of the trust document which show the name and date of the trust and the appointment of all trustees and their signatures. A COA to identify the persons who have authority over the account may also be required.

In the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept instructions, in written, oral or such other form as we may permit, from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if they contain any restrictions on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account.  We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

If you decline telephone privileges, we will require that all redemption and exchange instructions from you be in writing and signed by each person designated as a required authorized signer.  However, you will still be able to place orders through your dealer of record in accordance with its procedures.  If you do not want us to accept telephone instructions from you directly or indirectly through your First Investors representative, you must provide us with specific written instructions to restrict your account.  See “Telephone Exchange and Redemption Privileges” for more information.

B.  Retirement Accounts

To open a retirement account, you must not only complete an application with your broker-dealer and furnish the customer identification information required for individual non-retirement accounts, but you must also complete a product application.  Prior to opening a 403(b)(7) or 457 account we verify your identity. Certain retirement products also require the employer to complete a form.

We offer the following types of retirement plans for individuals and employers:

Individual Retirement Accounts including Roth, Traditional, and Conduit IRAs.

IRA for Minors with earned income.  A parent or legal guardian must complete the appropriate IRA Application and IRA for a Minor Child Form.

SIMPLE IRAs (Savings Incentive Match Plans for Employees of Small Employers) for employers.

SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment.

SARSEP-IRAs (Salary Reduction Simplified Employee Plans) can be established through trustee-to-trustee transfers.

401(k) plans for employers.

403(b)(7) accounts (Roth & Traditional) for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.

457 governmental plans.

Money Purchase Pension & Profit Sharing (MPP/PSP) plans for sole proprietors and partnerships.

There is an annual custodial fee of $15 for each IRA, SIMPLE IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), 403(b)(7) and 457 account, irrespective of the number of Funds that are held in the account.  The Funds currently pay this fee.  The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days’ written notice to account holders.  In such event, the fee will be charged to account holders.  The custodian also reserves the right to increase or modify the fee on prior written notice.  Under certain circumstances, the transfer agent may accept faxes, and other automated transaction data from retirement plans.

Special Information for participants in 403(b) Accounts or 457 Plans

By establishing and maintaining a 403(b) account or 457 plan through First Investors, you authorize us to share certain information regarding your 403(b) account or 457 plan with your current or former 403(b) or 457 employer, as well as its Third Party Administrator and any vendor authorized under the employer’s plan.

How To Buy Shares

■

Placing Your Purchase Order

Purchases may always be made by written application.  Such purchases are processed when they are received in “good order” by our Edison, NJ office.  To be in good order, the Fund you are purchasing must be eligible for sale in your state of residence, all required paperwork must be completed (in the instance of 403(b), 457 and trust accounts, verifications must be completed to our satisfaction), and payment must be received.  If your order is received by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), it will receive that day’s public offering price.  This procedure applies whether your written order is given to your registered representative and transmitted to our Edison, NJ office or mailed directly by you to our Edison, NJ office.

As described more fully below, certain types of purchases can only be placed by written application and certain retirement contributions may only be made through an employer. For example, purchases in connection with the opening of retirement accounts may only be made by written application. Furthermore, rollovers of retirement accounts will be processed only when we have received both your written application and rollover proceeds.  Thus, for example, if it takes thirty (30) days for another fund group to send us your retirement account proceeds, your purchase of FI Funds will not occur until we receive the proceeds.

Some types of purchases may be phoned or electronically transmitted to us via Fund/SERV.  If you place your order with your representative, your transaction will be processed at that day’s public offering price provided that your order is received in our Edison, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), or by our Fund/SERV deadline for orders submitted via the Fund/SERV system.  Orders received after these deadlines will be processed at the next Business Day’s offering price.

If you are buying a FI Fund through a broker-dealer other than First Investors Corporation, other requirements may apply.  Consult your broker-dealer about its requirements.

Orders placed through a First Investors registered representative must generally be reviewed and approved by a principal of the branch office before being mailed or transmitted to the Edison, NJ office.

If there is a FI registered representative or other broker-dealer representative of record on your account, he or she will be able to obtain your account information, conduct certain transactions for your account, and also will receive copies of notifications and statements and other information about your account directly from the Fund.

It is the responsibility of your broker-dealer to forward or transmit orders to the Fund promptly and accurately.  A broker-dealer may charge a processing fee to place your order.  A FI Fund will not be liable for any change in the price per share due to the failure of a broker-dealer to place or pay for the order in a timely fashion.  Any such disputes must be settled between you and your broker-dealer.

Each Fund reserves the right to refuse any purchase order, without prior notice.  We will not accept purchases into an account after we have been notified that the account owner is deceased in the absence of proof that the purchases are lawful.  The Funds are not responsible for losses stemming from delays in executing transactions that are caused by instructions not being in good order.

With the exception of our money market fund, each FI Fund is designed for long-term investment purposes.  It is not intended to provide a vehicle for short-term market timing.  As described more fully in our policy on frequent trading (see “What Are The Funds’ Policies On Frequent Trading”), it is our policy to refuse to accept purchase orders from investors who we believe intend to engage in short-term market timing transactions.  We monitor purchase orders in an effort to enforce this policy.  However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity.  Short-term market timing may adversely affect performance of a Fund for long-term shareholders.

■

Paying For Your Order

As noted previously, payment must be provided with the appropriate application to open a new account.  Payment for other types of transactions is due within three (3) Business Days of placing an order or the trade may be cancelled.  (In such event, you will be liable for any loss resulting from the cancellation.)  To avoid cancellation of your order, you may open a money market fund account and use it to pay for subsequent purchases.

Purchases made pursuant to our Automatic Investment Programs are processed as follows:

•

Money Line investments are processed on the date you select on your application (or the Business Day following a weekend or other day that either we or the banking system is closed); and

•

Automatic Payroll Investments are processed on the date that we receive funds from your employer.

We accept the following forms of payment in U.S. funds:

•

Checks drawn on U.S. banks (including subsidiaries of U.S. banks) payable to FIC or the Fund;

•

Money Line and Automatic Payroll Investment electronic funds transfers;

•

Federal Funds wire transfers;

•

ACH transfers; and

•

Proceeds from a redemption of your FI money market fund account (for orders placed by your representative or broker-dealer).

We do not accept:

•

Third Party Checks;

•

Traveler’s Checks;

•

Checks drawn on foreign banks;

•

Money Orders;

•

Cash;

•

Post Dated Personal Checks; or

•

Starter Checks (checks without a pre-printed customer name) or Second Party Checks except from financial institutions and customers who have active FI Fund accounts which have been in existence for at least three (3) months.

By Check

You can send us a check for purchases under $500,000.  If you are opening a new FI Fund account, your check must meet the FI Fund minimum (see “Minimum Initial Investment Requirements”).  When making purchases to an existing account, include your FI Fund account number on your check.  Investments of $500,000 or more must be made via Federal Funds wire transfer, unless we are contacted in advance and agree to waive this requirement.

By Money Line

With our Money Line program, you can invest in a FI Fund account with as little as $50 a month or $600 each year by transferring funds electronically from your bank account.  You can invest up to $25,000 a month per fund account through Money Line.

You select the investment amount and frequency that is best for you (bi-weekly, semi-monthly, monthly, quarterly, semi-annually or annually).

The Money Line investment date you select is the date on which shares will be purchased.  If the investment date falls on a weekend or other day that either we or the banking system is closed, shares will be purchased on the next Business Day. The proceeds must be available in your bank account two (2) Business Days prior to the investment date.

Money Line service is prohibited on FI Fund accounts with foreign addresses.

How To Apply for Money Line:

1:  Complete the Electronic Funds Transfer (“EFT”) section of an application and provide complete bank account information.  Attach a pre-printed voided check, pre-printed deposit slip or account statement.  In the case of individual accounts, the signature of the bank account owner(s) is(are) not required as long as the customer who signs the application owns (individually or jointly) the bank account.  For a joint account, where one owner is also an individual or joint owner of the bank account, only the signature of that owner is required for the bank account authorization. For a custodial account, and account for a trust, or an account for an entity, Money Line will only be established when the mutual fund and the bank account are identically owned.  In cases where that bank account owner is a thi rd party, all bank account owners’ signatures will be required and all signatures must be guaranteed. To establish Money Line for an entity account, the required number of Authorized Individuals as indicated in the entity’s authorizing documents must sign the application and have their signatures guaranteed.  Money Line will only be established for an entity when both the mutual fund and the bank accounts have identical owners.  (Please allow at least ten (10) Business Days for initial processing.)

2:  Complete the Money Line section of the application to specify the amount, frequency and beginning date of the investments.  (Please allow at least ten (10) Business Days for initial processing.)

3:  Submit the paperwork to your registered representative or:

For Overnight Mail, send it to:

Administrative Data Management Corp.

Raritan Plaza I, 8th Floor

Edison, NJ 08837-3620

For Regular Mail, send it to:

Administrative Data Management Corp.

P.O. Box 7837

Edison, NJ 08818-7837

How To Change Money Line:

To change investment amounts, reallocate, suspend or cancel Money Line, you must notify us at least five (5) Business Days prior to the investment date.  A Money Line payment may be suspended for up to six (6) consecutive months.  Once the suspension time is expired the Money Line will automatically begin on the next scheduled date without written notification to you.

You may write or telephone us to:

•

Discontinue, or suspend for up to six (6) months, your Money Line service;

•

Decrease the payment to the minimum amount of $50 per month; and

•

Change the date or frequency of the Money Line payment without increasing the total dollar amount.

Provided that you have telephone exchange and redemption privileges, you may telephone us to:

•

Reallocate Money Line to a new or existing account with the same registration; and

•

Increase your total Money Line payment by a maximum of $36,000 per customer per 12 month period using any frequency provided the bank account and FI Fund account registrations are identical or by a maximum of $5,000 per customer per 12 month period if the bank account is owned or controlled by any one of the FI Fund account owners.  Money Line may not be increased by telephone if the bank account is not owned or controlled by one of the FI Fund account owners.  A signature guaranteed request signed by the FI Fund account owners and bank account owner(s) is required.

For all other changes, you must submit a signature guaranteed written request to Administrative Data Management Corp.  To change from one bank to another or change your bank account number you must also complete and return a new Money Line application, and attach a pre-printed voided check, pre-printed deposit slip or account statement. Allow at least ten (10) Business Days for the change to become effective.

Money Line service will be cancelled upon notification that all fund account owners are deceased.  We reserve the right to liquidate your account upon sixty (60) days’ notice if you cancel the Money Line prior to meeting the minimum initial investment of the fund.

By Automatic Payroll Investment

With our Automatic Payroll Investment (“API”) service you can systematically purchase shares by payroll deduction with as little as $50 a month or $600 each year.  To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary to your account.  Contact your company payroll department to authorize the payroll deductions.  If not available, you may consider our Money Line program.

Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.

How To Apply for API:

1:  Complete an API Application.

2:  Complete an API Authorization Form.

3:  Complete the government’s Direct Deposit Sign-up Form if you are receiving a government payment.

4:  Submit the paperwork to your registered representative or:

For Overnight Mail, send it to:

Administrative Data Management Corp.

Raritan Plaza I, 8th Floor

Edison, NJ 08837-3620

For Regular Mail, send it to:

Administrative Data Management Corp.

P.O. Box 7837

Edison, NJ 08818-7837

By Federal Funds Wire Transfer

You may purchase shares via a Federal Funds wire transfer from your bank account into your existing FI Fund account.  Investments of $500,000 or more must be purchased by a Federal Funds wire unless we agree in advance to waive this requirement.  Each incoming Federal Funds wire transfer initiated outside the U.S. will be subject to a $20 fee.

To wire funds to an existing FI Fund account, you must call 1 (800) 423-4026 and provide us with the Federal Funds wire reference number, amount of the wire, and the existing account number(s) to be credited.  To receive credit for the wire on the same day as it is received, the above information must be given to us beforehand and we must receive the wire by:

•

12:00 p.m. Eastern Time for our money market fund; and

•

the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) for all the other FI Funds.

If we receive a wire and you have not given us proper notification beforehand, your purchase will not occur until we receive all the required information.  For information about when you start earning dividends, please see “Dividends & Distributions.”  Call Shareholder Services at 1 (800) 423-4026 for wiring instructions.

By Systematic Investments From Your Money Market Fund

You can invest systematically from your FI money market fund into shares of another FI Fund account by completing a FI Cash Management Fund Payment Form.  Your FI money market fund shares will generally be redeemed on the same day as the purchase of the other FI Fund account.  If on your scheduled Systematic Investment date, your money market shares are eligible for free exchange, your Systematic Investment will be made at NAV.  (See “How To Use Our Free Exchange Privilege.”)  If shares are being invested in a different Customer Account, the investment will be made at the public offering price (which includes the applicable sales charge). When you are investing into a new FI Fund account, you must invest at least $600 a year.  The Systematic Investments may be made on a monthly, quarterly, semi-annual, or annual basis.  Systematic Investments a re suspended upon notification that all account owners are deceased.  Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent’s legal representative.

By Systematic Withdrawal Plan Payment Investments

You can invest Systematic Withdrawal Plan payments (see “How To Sell Shares”) from one FI Fund account into shares of another FI Fund account in the same class of shares for the same Customer Account.  In such case, payments are invested without a sales charge (except for payments attributable to Class A shares subject to a CDSC that are being invested into the First Investors Cash Management Fund). You may also invest Systematic Withdrawal Plan payments from one FI Fund account in the same class of shares for a different Customer Account at the public offering price (which includes the applicable sales charge).  If payments are invested into the First Investors Cash Management Fund of a different Customer Account, they are not eligible for the free-exchange back to a load fund.  (See “How To Use Our Free Exchange Privilege”.)  In either case:

•

You must invest at least $600 a year when investing into a new FI Fund account; and

•

You can invest on a monthly, quarterly, semi-annual, or annual basis.

Systematic Withdrawal Plan payment investments are suspended upon notification that all account owners are deceased.  Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent’s legal representative.

By Investments Through Certain Retirement Plans

With our Electronic Payroll Investing Center (“EPIC”), certain retirement plans can automatically purchase shares. To participate, the employer must subscribe to the EPIC service, permitting First Investors Federal Savings Bank to electronically transfer money from the employer’s bank to fund the contribution.  By subscribing to EPIC, your employer authorizes certain individuals (for example, third party administrators) to access and/or use EPIC on its behalf.  Shares purchased through EPIC are purchased on the day the electronic transfer is received by the Fund.  In addition, certain retirement plans, plan sponsors and third party administrators receive information regarding your accounts through EPIC.

Contact your company payroll department to authorize the payroll deductions.

■

Choosing Between Share Classes

All FI Funds are available in Class A and Class B shares.  It’s very important to specify which class of shares you wish to purchase when you open a new account.  If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased.  Direct purchases into Class B share money market accounts are not accepted.  Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share distribution cross-investment.

Each class of shares has its own cost structure.  Class A shares generally have a front-end sales charge.  Class B shares may have a CDSC.  While both classes have a Rule 12b-1 fee, the fee on Class B shares is generally higher. As a result, different classes of shares in the same FI Fund generally have different prices.  The principal advantages of Class A shares are that they have lower overall expenses, quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares.  The principal advantage of Class B shares is that all your money is put to work from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds).  We will not accept a purchase order for Class B shares of $100,000 or more for a single fund account, unless we are contacted before the order is placed and we agree to accept it. This policy applies to omnibus accounts as well as individual accounts. For investments of less than $100,000, the class that is best for you depends upon the amount you invest, your time horizon, and your preference for paying the sales charge initially or later.  If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds.  You should also be aware that we are not able to monitor purchases that are made through an omnibus account.  In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

Class A Shares

When you buy Class A shares, you pay the offering price - the net asset value of the FI Fund plus a front-end sales charge.  The front-end sales charge declines with larger investments.

Class A Sales Charges

As a % of

As a % of Your

Your Investment

Offering Price*

Investment*

less than $100,000

5.75%

6.10%

$100,000 - $249,999

4.50%

4.71%

$250,000 - $499,999

3.50%

3.63%

$500,000 - $999,999

2.50%

2.56%

$1,000,000 or more

     0%**

     0%**

*Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.

** If you invest $1,000,000 or more, you will not pay a front-end sales charge.  However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00% except in certain circumstances.  As described below, a CDSC of 1.00% may also be imposed on redemptions of Class A shares that are purchased without a front-end sales charge pursuant to a sales charge waiver privilege.  As also described below, any applicable CDSC may be waived under certain circumstances.

As discussed below, we offer several ways in which you may qualify for a sales charge discount or waiver.  If you qualify for a sales charge discount or waiver, you must ensure that your broker-dealer knows this.  If you are purchasing shares through an omnibus account with a broker-dealer, we will not be aware that you are entitled to a discount or waiver.  It is the responsibility of your broker-dealer to advise us of any discount or waiver that you qualify for at the time the purchase order is placed.  If you are sending us money directly, include a written statement with your check explaining which privilege applies.  If you fail to advise your broker-dealer or us that you are eligible for a discount or waiver, you may not receive the reduction or waiver.

Discounts Available through Rights of Accumulation

You may qualify for a Class A share sales charge discount under our Rights of Accumulation (“ROA”) policy.  If you already own shares of FI Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge (Class A shares of our money market fund~~s~~ are not included if they have been purchased directly without a sales charge, and shares held in a qualified group plan are not included).  For example, if you already own shares of First Investors Funds valued at $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to receive credit for the current values of FI Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm (“Eligible Accounts”).  For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

Discounts Available through Letters of Intent

You can also qualify for a sales charge discount by signing a letter of intent (“LOI”) to purchase a specific dollar amount of shares at the current offering price within 13 months.  For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000.  You can include accounts owned jointly by spouses, accounts owned individually by either spouse and accounts that either spouse controls as custodian or responsible individual for his/her children, as long as all accounts share the same address of record and are serviced by the same broker-dealer.  For purposes of our LOI policies, spouse is broadly defined to include common law and life partners.  You must use our LOI Agreement Form to designate the additional persons you wish to cover (if any) and the am ount of your LOI. Once an LOI is established, it cannot be amended to add persons who were not specified initially nor can an LOI be “back-dated” to cover prior purchases.

You are not legally required to complete the LOI.  However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.  Once an LOI is established, a change of legal ownership of the account to someone else in the LOI group or a change of address will not affect the LOI.  However, a change of broker-dealer or a full or partial transfer of ownership of a covered account to someone outside the LOI group will terminate the LOI.  If two or more customers are covered by an LOI and one customer changes the broker-dealer on his or her account or transfers a covered account to someone outside of the LOI group, before the LOI is complete, the LOI will be terminated on all customers’ accounts and the sales charges on all purchases made under the LOI will be adjusted.

By purchasing under an LOI, you agree to the following:

•

You authorize First Investors to reserve 5% of the shares held under an LOI in escrowed shares until the LOI is completed or is terminated;

•

You authorize First Investors to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the LOI is not fulfilled or is terminated; and

•

Although you may exchange all your shares among the FI Funds, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.

Other ROA & LOI Conditions

For purposes of shareholders who invest through a broker-dealer, your address of record with your broker-dealer is considered your address of record for ROA purposes.

To ensure that you receive the proper sales charge, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable).  In addition, we or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts.  You should be aware that we are not able to monitor purchases that are made through an omnibus account.  Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

Investments in 401(k) plans and other qualified group retirement plans are not considered for purposes of ROA or LOI discounts.  Furthermore, your individual interests in corporate, partnership or trust accounts are not counted towards your personal ROA or LOI types.

Accounts maintained for the same customer with different broker-dealers of record and/or different addresses will not be combined for discount purposes and will be recorded under separate customer account numbers.

If you reside in an apartment, office, or similar multi-tenant building, your address of record for discount purposes includes your individual unit numbers or designations.  Thus, the accounts of shareholders who reside in different apartments, office suites, or units within the same building will not be combined for discount purposes.

Purchases made without a sales charge pursuant to any of the sales charge waiver provisions set forth below do not count toward the completion of an LOI.  For example, if you make a redemption before your LOI is completed and reinvest that amount without paying a sales charge pursuant to our six-month reinstatement privilege, the amount reinvested will not count towards completion of your LOI.  Similarly, any money that you invest without paying a sales charge under our free exchange privilege will not count towards completion of your LOI.

Class A Sales Charge Waivers

Class A Shares May be Purchased Without a Sales Charge:

1:  By a current registered representative, employee, officer, director, or trustee of the Funds, FIC, or their affiliates (“FI Associate”), the spouse, life partner, children and grandchildren of such FI Associate provided that they reside at the same address and they maintain their account at FIC  (“Eligible Relatives”), and any other person who maintains an account that has been coded as an associate account since January 30, 2004.  The accounts of such persons are referred to as “Associate Accounts.”

2:  By a former FI Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a FI 401(k) or FI Profit Sharing Plan account into a FI Fund account.

3:  By an employee of a subadvisor of a FI Fund who is identified in the prospectus as a portfolio manager of the Fund.

4:  When Class A share fund dividends and distributions are automatically reinvested in Class A shares of the same or a different FI Fund account within the same Customer Account.

5:  When Class A shares are free-exchanged into Class A shares of a different fund account within the same Customer Account.

6:  When Class A share systematic withdrawal plan payments from one FI Fund, other than a FI money market fund, account are automatically invested into shares of another FI Fund account in the same class of shares for the same Customer Account.  Class A shares of a FI money market fund account may be automatically invested into shares of another FI Fund account in the same class of shares for the same Customer Account at NAV if the customer is eligible for the free exchange privilege.  When Class A share systematic withdrawal plan payments from one Customer Account are automatically invested into Class A shares of a different Customer Account if the systematic payments between the two accounts were authorized to be made without a sales charge pursuant to an arrangement that existed prior to October 3, 2005.

7:  When loan repayments are reinvested in Class A shares, provided the loan was made against an account originally subject to a sales charge.

8:  When a qualified group retirement plan (e.g., 401(k), money purchase pension, or profit sharing plan) is reinvesting redemption proceeds back into the same plan from another fund on which a sales charge or CDSC was paid. *

9:  By a qualified group retirement plan with 100 or more eligible employees or $1,000,000 or more in assets within FI Funds. *

10:  In amounts of $1 million or more. *

11:  By individuals under a LOI or ROA of $1 million or more. *

12:  When a customer who is at least age 70½ authorizes a distribution from a FI retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.  This waiver applies to Class A Money Market shares only to the extent that a sales charge had been paid.

13:  When a customer requests the removal of an overcontribution made to a FI retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record.  This waiver applies to Class A Money Market shares only to the extent that a sales charge had been paid.

14:  When you are reinvesting into a FI Fund, within the same Customer Account, proceeds of a redemption made within the prior six (6) months, from Class A shares of a FI Fund, on which you paid a front end sales charge.  This will reduce your reinstatement privilege to the extent that it results in a waiver of sales charge.  You must notify us in writing that you are eligible for the reinstatement privilege.  Furthermore, if you are opening or reactivating an account, your investment must meet the fund’s minimum investment policy.

15:  When you are making an investment in a First Investors individual 403(b) mutual fund custodial account on which FIC is the dealer of record via a direct contract exchange or transfer from any other individual 403(b) mutual fund custodial account.

This sales charge waiver privilege does not apply to:

•

Systematic withdrawal amounts which are subsequently reinvested;

•

Automated payments such as Money Line and API;

•

Salary reduction/Employer contributions sent directly to FI for investment into Traditional or Roth 403(b)(7), 457, SEP-IRA, SIMPLE IRA or SARSEP-IRA accounts;

•

Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for NAV is less than $100; or

•

Accounts that are redeemed after ninety (90) days due to a client not verifying his or her identity to our satisfaction.

* For items 8 through 11 above, a CDSC will be deducted from shares that are redeemed within 24 months of purchase, unless such shares are exchanged into another FI Fund.  If shares are exchanged into another FI Fund, the CDSC and the holding period used to calculate it will carry over to the new fund with one exception.  If the exchange is into Class A shares of a FI money market fund, the holding period used to calculate the CDSC will be tolled on such shares as long as they remain in the money market fund, the holding period will resume if the shares are exchanged back into an FI load fund, and the CDSC will be imposed if the shares are redeemed from the money market fund.  In order to ensure that the holding period and CDSC are properly computed on shares that are exchanged into a FI money market fund, we will create a separate account to hold such shares.  This account will not be entitled to draft check or expedited redemption privileges.

Include a written statement with your purchase order explaining which exemption applies.  If you do not include this statement we cannot guarantee that you will receive the waiver.  If your broker is placing a trade which is entitled to be reinstated at NAV, it is the broker’s responsibility to notify us and to place the trade at NAV.

By agreement with us, a sponsor of a governmental retirement plan described in Section 457 of the Internal Revenue Code (“Eligible 457 plan”) may elect for the plan not to be treated as a qualified group retirement plan for purposes of our ROA, LOI, and sales charge waiver and discount policies.  Under such an agreement, we will establish a separate Customer account for each Eligible 457 plan participant who invests in the Funds, register the account under the participant’s address of record, and treat such account as if it were an individual account.  Thus, each Eligible 457 plan participant will pay the same sales charge on investments in the Funds through the plan that he or she would pay if the investments had been made in the participant’s individual account.

Special Class A Sales Charge Discounts

Sales Charges on Class A Shares May be Reduced for:

1:  A qualified group retirement plan with 99 or fewer eligible employees.  The initial sales charge is reduced to 3.00% of the offering price.

2:  Certain unit trust holders (“unitholders”) whose trust sponsors have made special arrangements with First Investors for a sales charge discount.  Unitholders of various series of New York Insured Municipal-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the Multistate Tax Exempt Trust sponsored by Advest Inc., and Municipal Insured National Trust may buy Class A shares of a FI Fund with unit distributions at the net asset value plus a sales charge of 1.5%.

Unitholders of various tax-exempt trusts, other than the New York Trust, sponsored by Van Kampen Merrit Inc. may buy Class A shares of a FI Fund with unit distributions at the net asset value plus a sales charge of 1%.

3:  If you own Class A shares of FI Blue Chip or FI Fund for Income that are attributable to your investment in our Executive Investors Blue Chip or High Yield Fund and you have owned these shares continuously since March 13, 2000, or if you have continuously owned Class A shares of Insured Tax Exempt Fund II since December 17, 2000, you are entitled to the following special sales charge rate on additional investments in those funds: a sales charge (expressed as a percentage of offering price) of 4.75% on investments less than $100,000; 3.90% on investments of $100,000-$249,999; 2.90% on investments of $250,000-$499,999; and 2.40% on investments of $500,000-$999,999.

Class B Shares

Class B shares are sold without an initial sales charge, putting all your money to work for you immediately.  If you redeem Class B shares within six (6) years of purchase, a CDSC will be imposed.  The CDSC declines from 4% to 0% over a six (6) year period, as shown in the chart below.

Class B Sales Charges

Year of Redemption

CDSC as a Percentage of Purchase or

NAV at Redemption

Within the 1st or 2nd year

4%

Within the 3rd or 4th year

3%

In the 5th year

2%

In the 6th year

1%

Within the 7th year and 8th year

0

Computation of Contingent Deferred Sales Charges:

If Class A or Class B shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price.  There is no CDSC on shares acquired through dividend and capital gains reinvestment.  We call these “free shares.”  Anytime you sell shares that were purchased with a CDSC, your shares will be redeemed in the following manner:

First– Shares representing dividends and capital gains;

Second– Shares on which the CDSC has expired; and

Third– Shares held the longest.

For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.

Waivers of Contingent Deferred Sales Charges

Any CDSC on Class A and Class B shares does not apply to:

1:  Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.

2:  Redemptions of shares following the death or disability  (as defined in Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability.  Proof of death or disability is required.

3:  Distributions from employee benefit plans due to plan termination.

4:  Redemptions to remove an excess contribution from an IRA or qualified retirement plan.

5:  Annual redemptions of up to 8% of your account’s value redeemed by a Systematic Withdrawal Plan.  Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.

6:  Redemptions by the Fund when the account falls below the minimum.

7:  Redemptions to pay account fees.

8:  Required minimum distributions upon reaching required minimum age 70½ provided you notify us about the required minimum distribution and you have held the shares for at least three (3) years.

9:  When a customer who is at least age 70½ authorizes a distribution from a FI retirement account and at the same time directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. *

10:  When a customer requests the removal of an overcontribution made to a FI retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. *

*For items 9 and 10, the CDSC will carry over to the new account.  The holding period used to calculate the CDSC will also carry over to the new account.

If you reinvest into the same class of a load fund within the same Customer Account with proceeds from a redemption within the prior six (6) months of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid, the (“reinstatement privilege”).  If you are reinvesting only a portion of your redemption, you only will be credited with a pro-rated percentage of any CDSC that you paid.  If you are opening or reactivating an account, your investment must meet the fund’s minimum investment policy.

This sales charge waiver privilege does not apply to:

•

Systematic withdrawal amounts which are subsequently reinvested;

•

Automated payments such as Money Line and API;

•

Salary reduction/Employer contributions sent directly to FI for investment into Traditional or Roth 403(b)(7), 457, SEP-IRA, SIMPLE IRA or SARSEP-IRA accounts;

•

Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for the free exchange is less than $100; or

•

Accounts that are redeemed after ninety (90) days due to a client not verifying his or her identity to our satisfaction.

Include a written statement with your redemption request explaining which exemption applies.  If you do not include this statement we cannot guarantee that you will receive the waiver.

Conversion to Class A Shares:

Class B shares, and the dividend and distribution shares they earn, automatically convert to Class A shares after eight (8) years, reducing future annual expenses.

1:  Conversions will be made into existing Class A share fund accounts provided the accounts have identical ownership and the same broker-dealer.  If you do not own an identically registered Class A share fund account with the same broker-dealer, a new Class A share fund account will be established.

2:  All automated payments including Money Line, Automatic Payroll Investment, and other regularly scheduled retirement investment programs, will continue to be invested into the Class B share fund account after the initial conversion.

3:  Systematic withdrawals and required minimum distributions will continue to be made from the Class B share fund account after the initial conversion provided there are a sufficient number of Class B shares. If the Class B share account has insufficient shares to satisfy a scheduled distribution, additional instructions may be necessary.

4:  If dividends and/or capital gains from a Class B share fund account are cross-reinvested into another Class B share fund, the service will remain in effect on the source account after the conversion provided shares remain in the source account.  The cross-reinvestment option will not automatically move to Class A share fund accounts.  Dividends and capital gains earned on Class A shares purchased as a result of the conversion will be reinvested.

5:  Duplicate statements and secondary addresses (for checks), if any, that have been authorized on Class B share fund accounts will also be assigned to the new Class A share fund accounts.

■

Minimum Initial Investment Requirements

Your initial investment in a non-retirement or ESA fund account may be as little as $1,000.  You can open a First Investors Traditional IRA or Roth IRA with as little as $500.  Other retirement accounts may have lower initial investment requirements at the Fund’s discretion.  These minimums are waived if you use one of our Automatic Investment Programs (see “Paying For Your Order”).  As described in the prospectuses of the Funds, we reserve the right to impose fees of $25 per fund account on accounts with balances that are below the minimum account requirements or to close accounts without your consent on sixty (60) days’ prior notice.

■

Additional Investments

Once you have established an account, you generally can add to it through your registered representative or by sending us a check directly with a payment stub or written instructions.  Remember to include your FI Fund account number on your check made payable to FIC or the Fund.  Additional purchases into existing FI Fund accounts may be made in any dollar amount via a check and written instructions. There is a $1,000 minimum on purchases made through your representative over the phone.  There is also a minimum amount of $100 for purchases your broker-dealer may place through Fund/SERV.

For Overnight Mail, send checks to:

First Investors Corporation

Attn: Dept. CP

Raritan Plaza I, 8th Floor

Edison, NJ 08837-3620

For Regular Mail, send checks to:

First Investors Corporation

Attn: Dept. CP

P.O. Box 7837

Edison, NJ 08818-7837

How To Sell Shares

You can sell your shares on any Business Day.  In the mutual fund industry, a sale is referred to as a “redemption.” The various ways you can redeem your shares are discussed below.  If your shares are held in an omnibus account with a broker-dealer, these procedures are not applicable.  You can only redeem such shares through your broker-dealer.  Please consult with your broker-dealer for their requirements.  Your redemption order will be processed at that day’s price (less any applicable CDSC) provided that it is received in good order in our Edison, NJ office by the close of regular trading on the NYSE, or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system.  It is your broker-dealer’s responsibility to promptly transmit orders to us.  Special rules also apply to redemptions from 401(k) and other qualified group retirement accounts; we can only accept redemption instructions from the plan trustee or administrator.  Please consult your plan trustee or administrator for its procedures.

Payment of redemption proceeds generally will be made within seven (7) days of receipt of your order.  If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to twelve (12) days from the date of purchase.   If your check is returned to us unpaid and it is redeposited, it may take another twelve (12) days to verify that it has cleared.  Shareholders may not redeem shares by electronic funds transfer unless the shares have been owned for at least twelve (12) days.

Redemptions of shares are not subject to the twelve (12) day verification period if the shares were purchased via:

•

Automatic Payroll Investment;

•

FIC registered representative payroll checks;

•

Checks issued by First Investors Life Insurance Company, FIC or ADM;

•

Checks issued through FI General Securities Unit;

•

Federal Funds wire payments.

For trusts, estates, attorneys-in-fact, corporations, partnerships, and other entities, additional documents are required to redeem shares unless they are already on file.

If the amount of your redemption request exceeds the value of your account, your entire account will be redeemed.

■

Redemptions From Class A Money Market Accounts

Shares of our money market fund will be redeemed for cash in the following order:

•

shares purchased directly;

•

shares not subject to a CDSC;

•

shares eligible for free-exchange back to a load fund; and

•

shares subject to a CDSC.

■

Written Redemptions

A written redemption request will be processed when received in our Edison, NJ office provided it is in good order.

If we receive your written redemption request in good order in our Edison, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), you will receive that day’s price (less any applicable CDSC) for your shares.

If your redemption request is not in good order or information is missing, we will seek additional information and process the redemption on the Business Day we receive such information.

To be considered in good order written requests must include:

1:  The name of the FI Fund;

2:  Your account number;

3:  The dollar amount, number of shares or percentage of the account you want to redeem;

4:  Share certificates (if they were issued to you);

5:  The requisite signatures of the account owner(s) or authorized person(s) in accordance with our policies as set forth in “Specific Account Requirements”;

6:  Signature guarantees, if required (see “When Signature Guarantees Are Required”);

7:  Appropriate distribution form or other applicable document(s) for retirement accounts and ESA accounts; and

8:  Other supporting documentation, as required.

If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian and the signature of your employer before we effect the redemption. The transfer agent may in its discretion waive certain requirements for redemptions.

For your protection, the Fund reserves the right to require additional supporting legal documentation and to require all paperwork to be dated within sixty (60) days.

For Overnight Mail, send written redemption requests to:

Administrative Data Management Corp.

Raritan Plaza I, 8th Floor

Edison, NJ 08837-3620

For Regular Mail, send written redemption requests to:

Administrative Data Management Corp.

P.O. Box 7837

Edison, NJ 08818-7837

■

Telephone Redemptions

Provided you have telephone privileges on your account, you may make redemptions over the phone subject to the conditions listed under the “Telephone Exchange and Redemption Privileges” section. You may redeem shares held in non-retirement accounts and certain retirement accounts, by calling our Special Services Department at 1 (800) 342-6221 from 9:00 a.m. to 5:00 p.m. Eastern Time, on any Business Day provided:

1:  Telephone privileges are available for your account registration;

2:  You do not hold share certificates (issued shares);

3:  The redemption is (a) made payable to the registered owner(s) and mailed to the address of record (which cannot have been changed within the past thirty (30) days without a signature guaranteed request signed by all owners) or, (b) electronically transferred by ACH or Federal Funds wire transfer to a pre-designated bank account;

4:  The redemption amount from a fund account is $100,000 or less; and

5:  The redemption amount, combined with the amount of all telephone redemptions under the same fund account, made within the previous thirty (30) days does not exceed $200,000.

As discussed in “Telephone Exchange and Redemption Privileges,” telephone redemption privileges are not available for certain types of accounts.

If you place your redemption request with our Special Services Department at 1 (800) 342-6221 by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on any Business Day, it will be processed at that day’s price (less any applicable CDSC).  If you place your order with your representative, it will also be processed at that day’s price (less any applicable CDSC) provided that your order is received by our Special Services Department by the close of trading on the NYSE.  If we receive your order after the close of regular trading on the NYSE, it will be processed on the following Business Day at that day’s price (less any applicable CDSC).

■

Electronic Funds Transfer Redemptions

Electronic Funds Transfer (“EFT”) redemptions allow you to redeem shares and electronically transfer proceeds to a bank account.  EFT redemptions are not available on ESAs.

You must enroll in the Electronic Funds Transfer service and provide complete bank account information before using the privilege (see “Money Line”).  To establish EFT redemptions, all owners must sign the application.  For a joint account, where one owner is also an individual or joint owner of the bank account, only the signature of that owner is required for the bank account authorization.  In cases where the bank account owner is a third party, all bank account owners’ signatures will be required and all signatures must be guaranteed.  To establish EFT redemptions for an entity account, the required number of Authorized Individuals as indicated in the entity’s authorizing documents must sign the application and have their signatures guaranteed.  An EFT redemption will only be established for an entity when both the mutual fund and the bank accounts have identical owners.  Please allow at least ten (10) Business Days for initial processing.  We will send any proceeds during the processing period by check to your address of record.  Call your registered representative or Shareholder Services at 1 (800) 423-4026 for an application.

You may send written instructions to Administrative Data Management Corp. to request an EFT redemption of shares which have been held at least twelve (12) days.  Each EFT redemption:

1:  Must be electronically transferred to your pre-designated bank account;

2:  Must be at least $500 per fund account;

3:  Cannot exceed $250,000 per customer per day.

If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.

The Electronic Funds Transfer service may also be used to purchase shares (see “Money Line”) and transfer systematic withdrawal payments (see “Systematic Withdrawal Plan Payment Investments”) and both dividend and capital gain distributions to a bank account.

■

Systematic Withdrawals

Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount, number of shares, or percentage from your account on a regular basis.  We reserve the right to only send your payments to a U.S. address.  They can be mailed to you or a pre-authorized payee by check or transferred to your bank account electronically (if you have enrolled in the EFT service).

You can receive payments on a monthly, quarterly, semi-annual, or annual basis.  Your account must have a value of at least $5,000 in non-certificated shares (“unissued shares”). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors Life Insurance Company, and systematic investments into another eligible fund account.  The minimum Systematic Withdrawal Plan payment is $50 (waived for Required Minimum Distributions on retirement accounts or FIL premium payments).

We reserve the right to limit the number of systematic withdrawals that may be established on any one account. Upon receipt of a systematic withdrawal request we will reinvest dividend and capital gain distributions previously paid in cash, unless we are notified otherwise at the time of request.

Systematic withdrawals in excess of the dividends and distributions paid by a Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline.  You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals.  Systematic payments are not eligible for the reinstatement privilege.  Therefore, if you are making systematic payments while also taking systematic withdrawals, you will incur unnecessary sales charges.  You may also be unable to deduct any capital losses for income tax purposes because of the wash sale rules.

You should avoid making investments in FI Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge.  Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.

If you own shares that are subject to a CDSC, you may establish a Systematic Withdrawal Plan and redeem up to 8% of the value of your account annually without paying a CDSC.  If you own shares that are subject to a CDSC in a retirement account and if your Required Minimum Distribution exceeds the 8% limit, the applicable CDSC will be charged if the additional shares were held less than three (3) years.

To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call Shareholder Services at 1 (800) 423-4026.

■

Expedited Wire Redemptions (Class A Money Market Fund Only)

Enroll in our Expedited Redemption service to wire proceeds via Federal Funds from your Class A FI money market account to a bank account you have previously designated.  To do so, complete a FI Mutual Fund Account Instructions form.  The bank must be a member of the Federal Reserve System.  Expedited wire redemption privileges may be established to wire proceeds to a foreign bank account provided the bank account is registered to the same owner as the mutual fund account.  ESAs are not eligible.  In addition, shares must be owned for at least fifteen (15) days to be eligible for expedited redemption.  Call Shareholder Services at      1 (800) 423-4026 for an application or to discuss specific requirements.

Requests for redemptions by wire out of the money market fund must be received in writing or by phone prior to 12:00 p.m. Eastern Time, on a Business Day, to be processed the same day.  Wire redemption requests received after 12:00 p.m. Eastern Time, will be processed the following Business Day.

1:  Each wire under $5,000 is subject to a $15 fee;

2:  Two wires of $5,000 or more are permitted without charge each month.  Each additional wire is $15;

3:  Wires must be directed to your predesignated bank account;

4:  Each wire which is directed outside the U.S. is subject to a $50 fee; and

5:  The maximum amount of each wire is $250,000 per day for each Customer Account for wire requests received in writing and $100,000 for requests received by phone, except accounts that are owned by the underwriter or any of its affiliates.

■

Money Market Draft Check Redemptions (Class A Shares Only)

Free draft check writing privileges are available for owners of certain types of First Investors Cash Management Fund non-retirement accounts who maintain a minimum balance of $1,000.   For joint accounts and accounts opened for entities, draft checks may be written by any one tenant or Authorized Individual without the consent of the others.

We will not issue draft checks if your account balance is less than $1,000.  Each draft check drawn on an account with a balance of less than $1,000 will be subject to a $10 processing fee which is deducted when the check is paid. Shares purchased by check or by electronic funds transfer that you have owned for less than twelve (12) days are not included in your available balance.  It is your responsibility to ensure that your available balance covers the amount of your draft check and any applicable fees including a possible CDSC since, if there are insufficient shares, your draft check will be returned through banking channels marked “insufficient funds” and may also be subject to fees imposed by the depository bank.  Please be aware that if you use a draft check and it is converted to an electronic debit by the payee, the electronic debit may not be honore d.

Daily dividends are earned on shares of the First Investors Cash Management Fund until a draft check clears against them. Because the Fund accrues daily dividends, you may not redeem your account in its entirety by writing a draft check.  Draft checks are subject to the rules and regulations of the custodian covering checking accounts.  We will return your canceled draft checks once a month. Neither the Fund nor the custodian can certify or directly cash a draft check.

Draft checks are not available for:

•

Retirement accounts;

•

ESAs;

•

Class B share fund accounts; and

•

Accounts registered with a foreign address.

Draft checks are not eligible for electronic conversion and your draft check may be rejected if it is converted to an electronic debit.

Please notify us immediately if your draft checks are lost or stolen. “Stop payment” requests must be directed to Administrative Data Management Corp.  However, there is no guarantee that a “stop payment” request will stop the payment of the draft check.

Individuals, joint owners and custodians of UTMA and UGMA accounts may complete the FI Mutual Fund Account Instructions form to apply for draft checks.  To order additional draft checks, call Shareholder Services at 1 (800) 423-4026.  Additional documentation is required to establish draft check writing privileges for trusts, corporations, partnerships, and other entities.  Call Shareholder Services for further information.

The Fund bears all expenses relating to the Money Market Draft Check Redemption Privilege. We reserve the right to amend or terminate the privilege at any time.

■

Redemptions-In-Kind

If a Fund’s Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or part by a distribution in kind of securities from the portfolio of the Fund.  If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash.

How To Use Our Free Exchange Privilege

Subject to the conditions listed below, you have the right to exchange shares of any FI Fund on which a sales charge is applicable (“load fund”) for the shares of the same class of any other FI load fund for the same Customer Account without incurring an additional sales charge.  This right, which is called a free exchange privilege, gives you the flexibility to change investments as your goals change.  Since an exchange of FI Fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes.  Read the prospectus of the FI Fund you are purchasing carefully before you exchange into it.  The Fund is authorized to charge a $5.00 exchange fee for each exchange.  This fee is currently being paid by the fund into which you are making the exchange.

Exchange orders are processed when we receive them in good order in our Edison, NJ office.  Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day’s prices.

If you place an exchange order with your representative by the close of regular trading on the NYSE, it will be processed at that day’s price for each Fund provided that your order is received by our Edison, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), or by our Fund/SERV deadline for orders that are submitted via the Fund/SERV system.

■

Exchanges From a FI Money Market Fund

You can also exchange Class A money market fund shares of another FI Fund under your Customer Account without incurring a sales charge if the shares were acquired via an exchange from a load fund under your Customer Account.  The dividends earned on those shares are also eligible for the free exchange privilege.  To the extent that shares are redeemed from the money market fund, the free exchange privilege is no longer available with respect to those shares.  If a customer is eligible for both the free exchange privilege and reinstatement at NAV, the free exchange privilege will be used first followed by the reinstatement privilege.  The amount available for the free exchange privilege will be reduced by any amount invested into a FI load fund under your Customer Account that receives a sales charge waiver due to the reinstatement or free exchange privileges.  (See Item 14 under “Class A Shares Charge Waivers”.)

■

Systematic Exchanges

You can systematically exchange from one of your FI load fund accounts to another FI load or money market fund account owned by the customer at the net asset value.  You may also systematically invest from your FI money market fund into another customer’s FI mutual fund account by completing a FI Cash Management Fund Payment Form.  Please see the section “By Systematic Investments From Your Money Market Fund” for additional information.

■

Other Exchange Conditions

There are a number of conditions on the free exchange privilege.

1:  The Funds reserve the right to reject any exchange, without prior notice, if they believe that it is part of a market timing strategy or a pattern of excessive trading.  In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed.  See “What Are The Funds’ Policies On Frequent Trading”.

2:  You may not exchange into a new account if your account has been restricted pursuant to our USA PATRIOT Act policies.

3:  You may only exchange shares within the same class.

4:  Exchanges can only be made between accounts that are owned by the same customer and registered under the same customer number.

5:  You may exchange to another FI Fund account provided that both the source and the receiving accounts meet the FI Fund minimum after the exchange.  This requirement is waived if you are requesting a full exchange to eliminate a low balance account.

6:  The FI Fund you are exchanging into must be eligible for sale in your state.

7:  If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.

8:  If you exchange shares to a new FI Fund account, the dividend and capital gain options will apply to the new FI Fund account as well as the original account if it remains open.  If you exchange shares into an existing FI Fund account, the dividend and capital gain options on the existing FI Fund account will remain in effect.

9:  If you exchange shares of a FI Fund that are subject to a CDSC, the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares with one exception.  If you exchange Class A shares that are subject to a CDSC into a Class A money market fund account, the CDSC will carry over; however, the holding period will be tolled and the CDSC will not be charged unless you redeem from the FI money market fund.

10:  If your exchange request is not in good order or information is missing, the Transfer Agent will seek additional information and process the exchange on the day it receives such information.

11:  If your exchange is from an account with automatic investments or systematic withdrawals, you must let us know if your automatic investments or systematic withdrawals are to remain with the original FI Fund or the FI Fund you are exchanging into (“receiving fund”) or if you want the automatic investments or withdrawals terminated.

Without specific instructions, we will amend account privileges as outlined below:

	Exchange All Shares to ONE Fund Account	Exchange All Shares to MULTIPLE Funds	Exchange a Portion of Shares to ONE or MULTIPLE Funds
Money Line (ML)	ML moves to Receiving Fund	ML stays with Original Fund	ML stays with Original Fund
Automatic Payroll Investment (API)	API moves to Receiving Fund	API is allocated equally to Receiving Funds	API stays with Original Fund
Systematic Withdrawals (SWP) (includes RMDs)	SWP moves to Receiving Fund	SWP is allocated proportionally to Receiving Funds	SWP stays with Original Fund
Automated Retirement Account Contributions*	$ moves to Receiving Fund	$ stays with Original Fund	$ stays with Original Fund

* Contributions remitted by the employer for certain retirement accounts.

■

Telephone Exchanges

Provided you have telephone privileges on your account, you may make exchanges over the phone subject to the conditions listed under “Telephone Exchange & Redemption Privileges.” You may exchange shares of any eligible FI Fund (1) within any participant directed FI prototype IRA, 403(b)(7), 457 or 401(k) Simplifier Plan, (2) from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file) and vice versa; (3) within 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan Application is on file.  Contact your registered representative or call Shareholder Services at 1 (800) 423-4026 to obtain a Qualified Retirement Plan Application.

By Phone: 1(800) 342-6221

Call Special Services from 9:00 a.m. to 5:00 p.m., Eastern Time.  Orders received after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), are processed the following Business Day.

1:  You must have telephone privileges (see “Telephone Exchange & Redemption Privileges”).

2:  Certificate shares cannot be exchanged by phone.

3:  For trusts, estates, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file.  Call our Shareholder Services Department at 1 (800) 423-4026 to determine whether additional documents are necessary.

■

Written Exchanges

Written instructions are acceptable for any exchange.

For Overnight Mail, send to:

Administrative Data

Management Corp.

Raritan Plaza I, 8th Floor

Edison, NJ 08837-3620

For Regular Mail, send to:

Administrative Data

Management Corp.

P.O. Box 7837

Edison, NJ 08818-7837

1:  Include the requisite signatures of the account owner(s) or authorized person(s) in accordance with our policies as set forth in “Specific Account Requirements”;

2:  Include the name and account number of your FI Fund.

3:  Indicate either the dollar amount, number of shares or percent of the source account you want to exchange.

4:  Specify the existing account number or the name of the new FI Fund you want to exchange into.

5:  Include any outstanding share certificates for shares you want to exchange.  A signature guarantee is required.

6:  For trusts, estates, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, additional documents may be required if not already on file. Call Shareholder Services at 1 (800) 423-4026.

What Are The Funds’ Policies On Frequent Trading

With the exception of our money market fund, each FI Fund is designed for long-term investment purposes and is not intended to provide a vehicle for frequent trading.  The Board of Directors/Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of the Funds.  These policies and procedures apply uniformly to all accounts.  However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved.  Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity.  The criteria used for monitoring differ depending upon the type of account involved.  It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy.  The Funds also reserve the right to reject exchanges that in the Funds’ view are excessive, even if the activity does not constitute market timing.

If the Funds reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed.  Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone or any other electronic means.

To the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may: (a) interfere with the efficient management of the Funds by, among other things, causing the Funds to hold extra cash or to sell securities to meet redemptions; (b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.

When Signature Guarantees Are Required

For your protection and ours, we require signature guarantees for certain types of transactions. Transactions that require signature guarantees cannot be effected via telephone.  They can only be effected through written instructions signed by all owners or the required number of authorized persons with a signature guarantee for each signature from an eligible financial institution.  We reserve the right (but have no obligation) to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.  Except for accounts owned by the underwriter or any of its affiliates, the FI Funds currently require signature guarantees:

1:  For all redemptions over $100,000, except for redemptions made via draft checks.

2:  For redemption checks made payable to any person(s) other than the registered shareholder(s).

3:  For redemption checks mailed to an address other than the address of record.

4:  For redemptions to the address of record when the address of record has changed within thirty (30) days of the request (unless the written address change request was signed by all owners and signature guaranteed).

5:  When shares are transferred to a new owner.

6:  When certificated (issued) shares are redeemed, exchanged or transferred.

7:  To establish any EFT service or to amend banking information on an existing EFT service.

8:  For Money Line increases in excess of the amounts permitted by telephone.  See telephone privilege limits in “Paying For Your Order – Money Line.”

9:  To establish the Expedited Redemption Privilege or amend banking information on an existing Expedited Redemption Privilege.

10:  If multiple account owners of one account give inconsistent instructions.

11:  When the authority of a representative of a corporation, partnership, trust, or other entity has not been satisfactorily established prior to the transaction request.

12:  When an address is updated on an account which has been coded “Do Not Mail” because mail has been returned as undeliverable.  A mailing address and residential address must be provided.

13:  For draft check orders when the address has changed within thirty (30) days of the request.

14:  For any other instance whereby a FI Fund or its transfer agent deems it necessary as a matter of prudence.

The FI Funds will accept a signature guarantee from their principal underwriter, FIC, or any eligible guarantor institution (including any bank, savings association, credit union, exchange, or broker firm) that is a member of the Securities Transfer Agents Medallion Program (“STAMP”), the New York Exchange Medallion Signature Program (“MSP”), or the Stock Exchanges Medallion Program (“SEMP”). The surety bond coverage amount of the guarantee must equal or exceed the amount of the transaction or transactions that are being authorized. If more than one signature is required, each signature must be signature guaranteed. The FI Funds will not accept a signature guarantee that has been amended or limited in any way. Please note that a notary public stamp or seal is not an acceptable substitute for a signature guarantee.

The signature guarantee requirements do not apply to transactions or instructions that are communicated to the FI Funds through NSCC Fund/SERV or Networking by broker-dealers or other financial institutions that have entered into a Fund/SERV or Networking Agreement with the FI Funds or the fund’s agent. Broker-dealers and other institutions that process transactions through Fund/SERV or Networking are responsible for obtaining the permission of their clients to process such transactions and for ensuring that such transactions are processed properly. The FI Funds do not have any responsibility for obtaining any documentation from such financial institutions to demonstrate that their clients have authorized the transactions or instructions.

The signature guarantee policies of the FI Funds may be amended at any time without prior notice.

Statements & Reports

■

Transaction Confirmation Statements

Unless you hold your account in an omnibus account or certain networked accounts you will receive a confirmation statement immediately after most transactions.  These include:

•

Dealer purchases;

•

Check investments;

•

Federal Funds wire purchases;

•

Redemptions;

•

Exchanges; and

•

Transfers.

Money Line purchases, Automatic Payroll Investment purchases and investments of dividends and distributions that are part of an automated investment program are not confirmed by the Funds for each transaction.  They will appear on your next regularly scheduled quarterly statement.  Confirmation statements are sent on a monthly basis for draft check redemptions from the FI money market fund.

A separate confirmation statement is generated for each FI Fund account you own.  It provides:

•

Your account registration;

•

Your FI Fund account number;

•

The date of the transaction;

•

A description of the transaction (purchase, redemption, etc.);

•

The number of shares bought or sold for the transaction;

•

The dollar amount of the transaction;

•

The total share balance in the account;

•

The dollar amount of any dividends or capital gains paid;

•

The number of shares held by you, held for you (including escrow shares), and the total number of shares you own; and

•

The percentage of sales charge paid on the purchase.

The confirmation statement also may provide a perforated investment stub with your preprinted name, registration, and FI Fund account number for future investments.

You should review your confirmation statements carefully.  If you fail to notify us of any errors or omissions within thirty (30) days of the date that a statement or confirmation statement is mailed to your address of record, we will assume that your statement is correct and we will not accept responsibility for any resulting liability.

■

Master Account Statements

If FIC is your broker, you will receive a Master Account Statement for all your identically owned FI Fund accounts on a quarterly basis.  Joint accounts registered under your taxpayer identification number and custodial accounts for which you are the custodian will appear on separate Master Account Statements but may be mailed in the same envelope upon request.  You may request that the quarterly statements for different customers that reside at the same address be mailed in one envelope by contacting Shareholder Services and requesting a Combined Mailing Authorization Form.

The Master Account Statement provides the following information for each FI Fund you own:

•

FI Fund name;

•

FI Fund’s current market value; and

•

Total distributions paid year-to-date.

■

Prospectuses

A prospectus for each FI Fund you purchase is also mailed to you with your initial confirmation statement concerning a fund purchase and thereafter once a year.  The prospectus provides the fund’s objectives, risks, expenses, results, policies and information concerning the portfolio managers.  A prospectus and Statement of Additional Information may be obtained from our website (www.firstinvestors.com) or by calling Shareholder Services at 1 (800) 423-4026.

■

Annual and Semi-Annual Reports

You will also receive an Annual and a Semi-Annual Report covering each FI Fund that you own.  These financial reports show the assets, liabilities, revenues, expenses, and earnings of the FI Fund as well as a detailed accounting of all portfolio holdings. The Annual report will also contain an analysis by the Portfolio Manager of the FI Fund’s performance over the prior year.

■

Householding Policy

It is the policy of the First Investors funds to mail only one copy of a fund’s prospectuses, annual reports, semi-annual reports and proxy statements to all family members within a single household who have invested in the fund. You are deemed to consent to this policy unless you specifically request that separate copies of such documents be mailed to you.  In such case, you will receive your own copies.  It is the policy of the First Investors funds to mail confirmations and account statements separately to each customer who resides at the same address.  The funds will, however, mail quarterly statements for different customers who reside at the same address in one envelope if each customer consents to this procedure.  We are not responsible for any losses that result from your use of this procedure.  You may reques t that separate copies of these disclosure documents be mailed to you by writing to us at the address listed under “Contact Information” or calling us at the following toll-free number 1 (800) 423-4026.

Dividends & Distributions

Except as provided below, for FI Funds that declare daily dividends, your shares start earning dividends on the first Business Day following the day of purchase.  Your shares continue to earn dividends until, but not including, the next Business Day following the day of redemption.

For First Investors money market fund purchases, if we receive a Federal Funds wire transfer prior to 12:00 p.m. Eastern Time, and you have given us the proper notification beforehand (see “Federal Funds Wire Transfer”), your shares start earning dividends on the day of purchase.  Redemptions by wire out of the money market fund~~s~~ will not earn dividends on the day of redemption.

The FI Funds distribute the accrued earnings to shareholders as noted below:

Dividend Distribution Schedule

Monthly:

Quarterly  (if any):

Annually (if any):

Cash Management Fund

Blue Chip Fund

Select Growth Fund

Fund for Income

Growth & Income Fund

Global Fund

Government Fund

Total Return Fund

International Fund

Insured Tax Exempt Fund

Value Fund

Opportunity Fund

Insured Tax Exempt Fund II

Special Situations Fund

Investment Grade Fund

Single State Insured Tax Free Funds

Capital gains distributions, if any, are paid annually, usually near the end of the FI Fund’s fiscal year.  On occasion, more than one capital gains distribution may be paid during one year.

We automatically reinvest dividends and/or capital gains distributions in additional FI Fund shares unless otherwise instructed.  We reserve the right to send dividends and capital gain distributions that are remitted by check to a U.S. address only.  Dividends and/or capital gains in the amount of $50 or more may be sent via EFT provided this option is either selected for both dividends and capital gains or this option is selected for one and the other is reinvested into the same fund account.  If EFT is selected and the dividend or capital gain is under $50, the distribution will be mailed via check to the address of record.  Upon notification that all account owners are deceased, all distributions are automatically reinvested; any distribution cross-investment plan or systematic withdrawal plan will be discontinued.  Dividends and capital gains distributions of less than $10 are automatically reinvested to purchase additional FI Fund shares.

For the tax treatment of dividends and other distributions from a Fund, see the prospectus and Statement of Additional Information for your Fund.

If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price.  This is called “buying a dividend”. There is no advantage to buying a dividend because a FI Fund’s net asset value per share is reduced by the amount of the dividend.

Taxes & Forms

TAX FORM 1099-DIV *

DESCRIPTION

Consolidated report lists all ordinary dividends, qualified dividends and capital gains distributions for all of the shareholder’s accounts.  Also includes foreign taxes paid and any federal income tax withheld due to backup withholding.

MAILED BY January 31
1099-B

Lists proceeds from all non-retirement redemptions including systematic withdrawals and exchanges.  A separate form is issued for each FI Fund account. Includes amount of federal income tax withheld due to backup withholding.

January 31
1099-R	Lists taxable distributions from a retirement account. A separate form is issued for each FI Fund account. Includes federal income tax withheld due to IRS withholding requirements.	January 31
1099-Q	Lists distributions from an ESA.	January 31
5498-ESA	Provided to shareholders who made an annual ESA contribution, rollover purchase or trustee-to-trustee transfer. A separate form is issued for each FI Fund account.	April 30
5498

Provided to shareholders who made an annual IRA contribution or rollover purchase.  Also provides the account’s fair market value as of the last business day of the tax year.  A separate form is issued for each FI Fund account.

May 31
1042-S	Provided to non-resident alien shareholders to report the amount of fund dividends paid and the amount of federal taxes withheld. A separate form is issued for each FI Fund account.	March 15
Cost Basis Statement

Uses the “average cost-single category” method to show the cost basis of any shares sold or exchanged.  Information is provided to assist shareholders in calculating capital gains or losses.  A separate statement, included with Form 1099-B, is issued for most FI Fund accounts.  This statement is not reported to the IRS and does not include FI money market fund or retirement accounts.

January 31
1099-INT	Lists federal income tax withheld, tax exempt interest and specified private activity bond interest.	January 31
Tax Savings Summary	Provides the percentage of income paid by each FI Fund that may be exempt from state income tax. Not reported to the IRS.	January 31

Each FI Fund must withhold and remit to the U.S. Treasury a percentage of dividends, capital gains distributions, and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the FI Fund is correct, who furnishes an incorrect number, or who is designated by the IRS as being subject to backup withholding.  Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on that owner’s federal tax return.

* The IRS does not require investment companies to issue Form 1099-DIV to report taxable dividend and capital gain distributions of less than $10 per FI Fund account, unless the account is subject to IRS imposed backup withholding tax.

Other Policies & Services

■

Telephone Exchange and Redemption Privileges

General.

Telephone privileges allow shareholders to place redemption and exchange orders directly with the Funds through their transfer agent.  Telephone privileges are automatically available.   It is your responsibility to decline telephone privileges if you do not want them.  Whether or not you have telephone privileges, you will still be able to place orders through your dealer of record in accordance with its procedures.  For example, if First Investors is the dealer of record on your account, you can call your First Investors representative (or his or her supervisor) to place purchase, redemption, or exchange orders and we are still authorized to accept such telephone instructions from you through your representative as long as you have a representative on your account.  If you do not want us to accept telephone instructions from you directly or indirectly through your First Investors representative, you must provide us with specific written instructions to restrict your account.  If we agree to administer your account on such a restricted basis, we will treat your account as a “restricted account” and only accept written instructions that are signed by all account owners and all required authorized persons in the case of an account registered for an entity. You should be aware that this could significantly delay your ability to effect transactions, increase your costs and potentially cause losses.

For your protection and ours, we require signature guarantees for certain types of transactions.  Such transactions are described in “When Signature Guarantees Are Required.”  Transactions that require signature guarantees cannot be effected via telephone.  They can only be effected through written instructions signed by all owners or the required number of authorized persons with a signature guarantee for each signature from an eligible financial institution. We reserve the right (but have no obligation) to require that instructions for any other transactions be in writing, signed by all owners, and signature guaranteed.

We employ the following procedures to ensure that telephone instructions received by the Funds from shareholders are genuine: (1) we record all telephone calls made to our transfer agent by shareholders and their representatives; (2) we ask for some or all of the following information to verify that the person calling is the shareholder or an authorized person for the account - the caller’s name, the account registration, the account number, the address of record for the account, the last four digits of the shareholder’s social security number or taxpayer identification number, personal identification number (if one has been issued), and such other information as may be deemed necessary; and (3) we mail a statement to the shareholder at the address of record to confirm any transaction that occurs.  We believe that these procedures are reasonable.  We (the Funds, their transfer agent, FIC, and their affiliates) are not liable for following instructions received over the phone for an account that has telephone privileges as long as we follow these verification procedures and reasonably believe that the telephone instructions are genuine.

Joint Accounts.

It is our policy to accept instructions, in written, oral or other form as we may permit, from any one of the joint tenants of a joint account as long as the account has telephone privileges.  This applies to any type of joint account.  Each owner may therefore act as if he or she were the sole owner of the account without any requirement to notify the other joint owner(s).  For example, any one joint owner of a joint fund account can buy, sell or exchange shares of the fund, withdraw funds, transfer funds, arrange for account statements to be sent only to him or her or a designated third party, or change the account’s features and services.  In addition, the principle of “notice to one is notice to all” applies.  Thus, to the full extent permitted by law, we are legally considered to have fulfilled our obligations to all joint tenants if we fulfill them with respect to just one joint tenant.  For example, we may send confirmation statements to just one joint tenant owner.  We have no obligation to question the purpose or propriety of any instruction of a joint tenant owner or to let other owners know about any changes a joint tenant has made to the account (except as expressly required by law).  Therefore, each joint tenant is responsible for any actions and any losses that are caused by any other joint tenant.  Each joint tenant shall be liable, jointly and individually, for any fees or charges that are due to us relating to the account.  If you open or maintain a joint account, you consent to this policy.

Trust, Partnerships, Corporations & Other Entities.

For trusts, attorneys-in-fact, corporations, partnerships, guardianships, conservatorships and other entities, telephone exchange and redemption privileges are also available.

In the case of an account opened for a trust, a partnership, a corporation, or other entity, it is our policy to accept instructions, in written, oral or such other form as we may permit, from any of the persons designated as having authority over the account as long as the account has telephone privileges.  Thus, any one of the designated persons is authorized to provide us with instructions of any type without limitation, including instructions to redeem or transfer funds to other persons.  We have no responsibility for reviewing trusts, partnership agreements, articles of incorporation, by-laws or similar documents, whether provided to us or not, to determine if they contain any restrictions on the authority of any one authorized person to provide us with instructions or to control the account. We may send confirmations, statements and other required information to any one of the authorized persons at the address of record for the account.  We have no obligation to question the purpose or propriety of any instruction of any authorized person or to let other authorized persons know about any transactions or changes that have been made to the account.  If you open or maintain an account for an entity, you consent to this policy.

For a description of the types of exchanges and redemptions that may be made using Telephone Privileges see “How To Sell Shares--Telephone Redemptions”, “How To Use Our Free Exchange Privilege--Telephone Exchanges” and “Contact Information”.  For further assistance, call Shareholder Services at 1 (800) 423-4026.

For security purposes, telephone privileges may be suspended on joint accounts upon notice of divorce or separation.

During times of drastic economic or market changes, telephone redemptions or exchanges may be difficult to implement.  If you experience difficulty in making a telephone exchange or redemption, you may send us a written request by regular or express mail.  The written request will be processed at the next determined net asset value, less any applicable CDSC, when received in good order in our Edison, NJ office.

■

Share Certificates

We no longer issue share certificates.  If a previously issued certificate is lost, stolen, or damaged, you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $35.

In addition, certificated shares cannot be redeemed, exchanged, or transferred until the certificates are returned with your transaction request.  The share certificate must be properly endorsed and signature guaranteed.

■

Name Changes

A name change may occur due to marriage, divorce, adoption or other reason.  To change your name, send us an Affidavit of Name Change or a letter of instruction with your signature guaranteed, along with a copy of your marriage certificate, divorce decree or other government issued document such as a passport or drivers license.  In lieu of the notarized Affidavit or letter of instruction signature guaranteed, you may send us a certified copy of the document and a letter of instruction.  A MAA or an application for non-affiliated broker-dealers is also required if one is not already on file.

■

Transferring Ownership Of Shares

A transfer is a change of share ownership from one customer to another.  Unlike an exchange, transfers occur within the same FI Fund.  You can transfer your shares at any time; however, we will only transfer the ownership to a FI Fund account which has a U.S. address and whose owner meets all other requirements to establish a FI account.  All transfers into a new account must meet the minimum initial investment requirement of the FI Fund after the transfer of shares is completed.  The fund minimum is waived for a full transfer due to death if the shares are transferred to the surviving joint owner and for a full transfer of a UTMA or UGMA to a successor custodian for the benefit of the same minor or to the minor upon reaching the age at which custodianship ends. We reserve the right to delay processing a transfer if the shares are part of an LOI until we notify the account owner that such transfer will terminate the LOI.

To transfer shares, submit a letter of instruction including:

•

Your account number;

•

Dollar amount, percentage, or number of shares to be transferred;

•

Existing account number receiving the shares (if any);

•

The name, U.S. street address, date of birth, citizenship status, taxpayer identification number and such other information as may be required by law of each customer receiving the shares; and

•

The original signature of each account owner requesting the transfer with signature guarantee(s).

We will require the transferee to: complete the appropriate application (MAA or an application for non-affiliated broker-dealers) to establish an account; provide the required FI customer identification program information under the USA PATRIOT Act; and supply any other required information (see “How To Open An Account”).

If you are receiving shares via a transfer and you do not appoint a broker-dealer on the application, FIC will be listed on your account.  However, we will not be responsible for the suitability of any exchange or additional purchase that you make unless you complete an MAA and agree to have a FI representative service your account.

Depending upon your account registration, additional documentation may be required to transfer shares.  Money Lines, APIs, draft checks and systematic withdrawal plans do not carry over when an account is transferred.  In addition, neither the six (6) month reinstatement privilege, nor any applicable free exchange privilege on money market shares, is transferred to a new owner.  If you are transferring the ownership and exchanging shares for another FI fund, you must provide the order in which the transactions are to be processed.  If either the exchange or transfer is not in “good order” neither transaction will be processed.  You may wish to consult your tax advisor to discuss the different tax implications. Transfers due to the death of a shareholder require additional documentation. The transfer agent, in its discretion, may waive certain stated requirements for transfers.  Please call our Shareholder Services Department at 1 (800) 423-4026 for specific transfer requirements before initiating a request.

A transfer is a change of ownership and may trigger a taxable event.  You should consult your qualified tax advisor before initiating a transfer.

■

Missing Or Incorrect TINs And Returned Mail

If you fail to give us a Taxpayer Identification Number (“TIN”) or you provide us with an incorrect TIN:

1:  We reserve the right to close your account;

2:  If we are charged a fee by the IRS, we may debit your account for the fees imposed plus a processing charge; and

3:  We may attempt to correct your tax reporting information by using a consumer reporting agency.

If mail is returned to the FI Fund marked undeliverable by the U.S. Postal Service with no forwarding address after two (2) consecutive mailings, and the FI Fund is unable to obtain a current shareholder address, the account status will be changed to “Do Not Mail” to discontinue future mailings and prevent unauthorized persons from obtaining account information.  Telephone privileges, certain automated investments and automated withdrawals will also be discontinued.  If mail is returned to us from the U.S. Post Office with an updated address, we will update your account(s) on our records with the address given by the Post Office.

You can remove the “Do Not Mail” status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see “When Signature Guarantees Are Required”). Additional requirements may apply for certain accounts.  Call Shareholder Services at 1 (800) 423-4026 for more information.

Returned checks and other distributions will be voided when an account’s status has been changed to “Do Not Mail”.  No interest will be paid on any outstanding checks or checks which have been voided or stopped.  All future dividends and other distributions will be reinvested in additional shares until new instructions are provided.  If you cannot be located within a period of time mandated by your state of residence your FI Fund shares and outstanding dividend and distribution checks may be turned over in accordance with state laws governing abandoned property.

Prior to turning over assets to your state, the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange Commission rules.  A search company or consumer reporting agency may be employed to locate a current address.  The FI Fund may deduct the costs associated with the search from your account.

■

Your Privacy

We use the strictest standards to safeguard your information.  If FIC is your broker, we obtain information from you that is necessary to make suitable investment recommendations for you, such as your occupation, age, financial resources, investment experience and objectives.  We use your information only to process transactions that you have authorized, and to service your account.  We may share your personal information with our affiliated companies or third parties when it is necessary to process your transactions, service your accounts, or maintain your records. We do not disclose your information to any third party, except as permitted by law. We restrict access to your information to those persons who need to know it.  We also maintain physical, electronic, and procedural measures to ensure that unauthorized person s do not obtain access to your information. Information regarding our privacy policy is mailed to you and is available through our website (www.firstinvestors.com).

■

Transfer on Death Guidelines

Purpose:  To enable the owner(s) of a First Investors mutual fund account who have an MAA or an application for non-affiliated broker-dealers on file to designate one or more beneficiaries to receive shares in the account automatically upon the death of all account owners, outside of probate. Until the death of all account owners, the TOD beneficiaries have no rights with respect to the account. A beneficiary must survive all account owners for the transfer to occur in accordance with the TOD registration.

Eligible Owners:  Only a natural person, or two natural persons holding the account as Joint Tenants with Rights of Survivorship (JTWROS) or Tenants by the Entireties (TE) may establish an account in TOD form. Tenants in Common are ineligible for TOD registration.

Eligible Beneficiary:  The account(s) owner may designate one or more than one beneficiary.  Upon the death of all account owners, shares will be divided equally among the surviving beneficiary(ies). A beneficiary may be an individual or an entity. Under the Uniform Gifts to Minors Act (UGMA), minors may not be named as beneficiaries. Under the Uniform Transfer to Minors Act (UTMA), minors may be named as beneficiaries.  No designation such as Lineal Descendants (LD) or Lineal Descendants Per Stirpes (LDPS) is permitted.

Registration of the Account:  It is our policy to include the name of each beneficiary in the account registration. If multiple beneficiaries are named and the names do not fit in the account registration due to space limitations, the TOD designation in the registration will read “Multiple Beneficiaries on File”. Confirmation regarding the beneficiary information will be sent to you. The TOD registration of the account and the beneficiaries designated on the account shall not change unless the TOD registration of the account is revoked by all owners or the beneficiary designation is changed by all owners.

Exchanges:  Shares exchanged out of the account into new First Investors mutual fund accounts will continue to be registered in TOD form, unless ADM is instructed to the contrary. Shares exchanged into an existing fund account will contain the registration of the account receiving the shares. Provided that you have not declined telephone privileges, an account owner including one owner of a jointly held TOD account, acting alone and without the consent of the other joint owners, may exchange shares by telephone from a TOD registered account into a non-TOD account, from a non-TOD account to an existing TOD account and between TOD accounts with different beneficiaries provided the accounts are registered to the identical owners.

Changes to TOD Registration during the Life of the Owner(s):  An owner(s) may change or revoke TOD registration at any time by sending written instructions acceptable to ADM, signed by the owner(s). If there are multiple owners, all owners must sign the instructions. A TOD registration form validly executed by the owner(s) and received by our home office in “good order” revokes a prior one. A TOD registration may not be changed or revoked by will, codicil or oral communication. The death of an owner of an account will not automatically revoke TOD registration. The surviving owner will receive title to the shares in the account and will need to re-register the account. The surviving owner may, at any time during his or her lifetime, revoke or change the designation of beneficiary.

Death of a Designated TOD Beneficiary:  If one of the multiple designated beneficiaries predeceases the account owner(s), the amount otherwise payable to such beneficiary shall be payable to the other remaining beneficiaries. If none of the beneficiaries survive all account owners, the account will be treated as belonging to the last surviving owner’s estate. If a beneficiary survives all owners but is not alive at the time the shares are presented for re-registration, the shares will become part of the estate of the beneficiary.

Transfer to Designated TOD Beneficiary Upon the Owner’s Death:  ADM will process a transfer to the designated TOD beneficiary(ies) upon receipt of the following: (a) evidence of the death of the account owner(s) (e.g., a certified copy of the death certificate); (b) inheritance tax waivers and/or affidavit of domicile of the owner; (c) a fully executed copy of Certification of Entitlement to TOD Account; (d) if the beneficiary is a minor, an affidavit from the parent or guardian attesting that the minor survived the owner; (e) if certificates have been issued, the certificates with appropriate endorsements; and (f) a fully executed MAA or an application for non-affiliated broker-dealers signed by the beneficiary, unless one is already on file.

Spousal Consent:  If the account owner(s) lives in a community property state (e.g., Arizona, California, Idaho, Louisiana, Nevada, New Mexico, Texas, Washington or Wisconsin), spousal consent may be required to name a TOD beneficiary other than the spouse. An account owner(s) should consult with his or her legal advisor. FIC has no obligation to determine an account owner’s marital status, whether property placed into an account is separate or community property, or whether spousal consent is necessary.

Tax and Legal Consequences of TOD Registration:  FIC is not responsible for determining the tax and legal consequences of an account owner’s decision to register securities in TOD form. Please consult your legal and tax advisors before electing TOD registration. The TOD accounts are governed by the STA TOD rules except to the extent modified by FIC. FIC shall not be responsible to the designated TOD beneficiary for dividends, interest and other distributions in respect of a security registered in TOD form paid in cash after the death of the last surviving account owner but before the presentation of the shares in proper form for transfer.

STA Guidelines: First Investors TOD registrations are established under the laws of New Jersey. First Investors offers TOD accounts to shareholders irrespective of their state of residence.  It is First Investors’ policy to follow STA Guidelines on TODs to the extent that they are not inconsistent with First Investors TOD Guidelines.

Future Changes in Guidelines and Rules:  These guidelines are subject to change by FIC at any time without prior written notice.

■

Our Training and Compensation Policies

FIC is a broker-dealer that serves as the principal underwriter of its own family of mutual funds and life insurance products.  We have been in the business of helping investors since 1930.  We still do business the old fashioned way.  Our representatives meet with clients in-person, generally in their homes or places of business, develop detailed profiles of their financial situations, investment experience, goals and tolerance for risk, and recommend investments and life insurance products that are suitable for them.

We focus the training that we provide to our representatives and sales managers on our own family of mutual funds and insurance products.  The training of our representatives and managers centers primarily on developing suitable investment portfolios for our customers based on the proprietary products that we offer.  We believe that our own family of funds and insurance products is sufficiently diverse to meet the needs of most of our clients.  We also know more about our own products and have better supervisory control over them.  Although we allow our representatives to sell a variety of non-proprietary funds, we do so solely as an accommodation to clients who wish to invest outside of our fund family.  In most of our offices, non-proprietary funds represent a small percentage of fund business.  Indeed, many of our representatives do very little business in non-proprietary funds.

We also pay our representatives and managers more for selling First Investors funds than we do for selling non-proprietary funds.  We believe that this is fair and appropriate because, unlike many other firms, we do not accept revenue sharing or other forms of financial support from the sponsors of outside fund groups.  Our sole compensation for selling outside funds is our portion of the sales charge and Rule 12b-1 fees (if any) that are disclosed in the applicable prospectus.  Thus, outside funds do not share in our costs of recruiting, training, or supervising our representatives.  The compensation that a First Investors representative or manager earns on the sale of a particular product depends, of course, upon a variety of factors, including the type of product, the sales charge rate, whether a breakpoint or discount is available, the class of shares being sold, an d the concession that is received by the dealer.  However, all else being equal, as noted above, our representatives and managers receive more compensation for selling First Investors funds than for selling similar outside funds.

Contact Information

While we encourage you to use the services of your representative, if you want or need to contact us directly, you can:

1: For Overnight Mail, write us at: Administrative Data Management Corp. Raritan Plaza I, 8th Floor Edison, NJ 08837-3620	2: For Regular Mail, write us at: Administrative Data Management Corp. P.O. Box 7837 Edison, NJ 08818-7837
3: Call our Shareholder Services Department at 1 (800) 423-4026 24 hours a day.	4: Visit us at any time on-line at www.firstinvestors.com

■

Our Shareholder Services Department

1 (800) 423-4026

Call our toll-free Shareholder Service line 24 hours a day for procedures, FI Fund information and to check FI Fund prices.  To speak to a Shareholder Services Representative, please call Monday through Friday between the hours of 9:00 a.m. and 6:00 p.m. Eastern Time.

Call us to update or correct your:

•

Address or phone number;

•

Birth date (important for retirement distributions); and

•

Distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends and capital gains (available for certain accounts only).

Call us to request:

•

Cancellation of your Systematic Withdrawal Plan (non-retirement accounts only);

•

A stop payment on a dividend, redemption or money market draft check;

•

Suspension (up to six (6) months) or cancellation of Money Line;

•

A duplicate copy of a statement, cancelled check or tax form;

Cancelled Check Fee:

$10 fee for a copy of a cancelled dividend, liquidation, or investment check.

$15 fee for a copy of a cancelled money market draft check.

Duplicate Tax Form Fees:

Current Year

Free

Prior Year(s)

$7.50 per tax form per year.

•

Cancellation of cross-reinvestment of dividends and capital gains; and

•

A history of your account. Current year and the previous two-year histories are provided free of charge, however, there is a fee for prior periods. Account histories are not available prior to 1974.

•

Request money market fund draft checks (non-retirement accounts only) provided your account balance is at least $1,000 and your address of record has not changed within the past thirty (30) days.  Additional written documentation may be required for certain registrations.

Provided you have telephone privileges, you can also call us to:

•

Increase your total Money Line payment by a maximum of $36,000 per customer per 12 month period using any frequency, provided the bank and the FI mutual fund account registrations are identical, or by a maximum of $5,000 per customer if the bank account is either owned or controlled by one of the FI Fund account owners.  Money Line may not be increased by telephone if the bank account is not owned or controlled by the FI Fund account owners.

•

Change the allocation of your Money Line or Automatic Payroll Investment payment.

•

Change the amount of your Systematic Withdrawal payment on non-retirement accounts.

•

Authorize certain fees to be deducted from your account on certain account registrations.

■

E-Mail

You can e-mail our transfer agent, Administrative Data Management Corp., at admcust@firstinvestors.com with general account and service-related inquiries such as requests for:

•

Literature on our FI Funds and services;

•

Prospectus, annual report, and Statements of Additional Information requests;

•

Duplicate statements;

•

Procedural information; and

•

Account research.

E-mail cannot be used to place purchase, exchange, transfer, and/or redemption orders.  First Investors will not honor trades or address change requests sent to us from customers via e-mail.

■

Web Access

You can access your account and a wealth of other company information at your convenience - 24 hours a day, seven (7) days a week - through our web site at www.firstinvestors.com.  Our web site allows you to:

•

Download FI Fund prospectuses and the current Shareholder Manual;

•

Acquaint yourself with our range of client services and our security policy;

•

Download educational articles on a variety of investment-related issues;

•

Review FI Fund descriptions and top 10 portfolio holdings;

•

Review FI Fund performance and portfolio management;

•

Check FI Fund prices; and

•

Access a direct link to “Sales Charges, Discounts and Waivers - Choosing Between Share Classes”.

In addition, after you have created a username and password, our web site allows you to:

•

Review your current account balance, portfolio breakdown and beneficiary designations;

•

View current and previous years transactions, such as investments and redemptions;

•

Access your most recent Quarterly Master Account Statement;

•

Verify that money market checks have cleared;

•

Obtain current and previous years tax forms;

•

View your registered representative’s name, telephone number and office information; and

•

Change your password, nickname and e-mail address.

To begin using these benefits, follow the directions below:

•

Visit us at www.firstinvestors.com or call us at 1 (800) 423-4026 for assistance.

•

From our web site home page, select Account Access.  Click on “Need to Register?” on the left side of the page or click registering online in the body of the text regarding setting up online access.

•

Enter your Social Security Number or Employer Identification Number, your Customer Number or one of your account numbers, your birth date and zip code.

•

Create a personalized User Name and Password and provide a valid e-mail address. You will be sent two e-mails, one confirming you have successfully registered for Web Access and a second e-mail providing an 8-digit verification code.

•

Click Login and enter your personalized User Name and Password. Enter the 8-digit verification code from the confirmation e-mail.

Keep your password confidential to safeguard your account.  Contact us immediately if someone else has obtained your password or accessed your account.  First Investors’ web site is a VeriSign Secure Site and we use state of the art encryption technology to keep your account information private.  We recommend that you use 128-bit encryption when viewing your account information.

First Investors does not accept orders for transactions or address updates via our web site.  For trusts, estates, attorney-in-fact, corporations, partnerships, and other entities, additional documentation is required to permit web access.  Call Shareholder Services at 1 (800) 423-4026 for assistance.

PRINCIPAL UNDERWRITER First Investors Corporation 110 Wall Street, 4th Floor New York, NY 10005-3820 1-212-858-8000	TRANSFER AGENT Administrative Data Management Corp. Raritan Plaza I, 8th Floor Edison, NJ 08837-3620 1-800-423-4026

SHARMAN

as of June 9, 2008